UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Blended Research® Emerging Markets Equity Fund
Class A-BRKAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.13%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	19.13%	7.56%	7.82%
A with initial sales charge (5.75%)	12.28%	6.29%	7.18%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.06%.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKA-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class B-BRKBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$217	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.14%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	18.14%	6.73%	7.01%
B with CDSC (declining over six years from 4% to 0%)×	14.14%	6.42%	7.01%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKB-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class C-BRKCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.16%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	18.16%	6.73%	7.00%
C with CDSC (1% for 12 months)×	17.16%	6.73%	7.00%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKC-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class I-BRKIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$109	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.31%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	19.31%	7.81%	8.08%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKI-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class R1-BRKRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$136	1.24%
For the period from September 1, 2024 through August 31, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $218 and 1.99%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.07%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	19.07%	7.46%	7.37%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR1-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class R2-BRKSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$163	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.74%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	18.74%	7.27%	7.55%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.83%.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR2-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class R3-BRKTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$136	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.06%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	19.06%	7.55%	7.81%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR3-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class R4-BRKUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$109	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.37%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	19.37%	7.81%	8.08%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR4-ANN

MFS® Blended Research® Emerging Markets Equity Fund
Class R6-BRKVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.43%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	19.43%	7.90%	8.17%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR6-ANN

MFS® Blended Research®
International Equity Fund
Class A-BRXAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 20.82%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	20.82%	12.48%	8.32%
A with initial sales charge (5.75%)	13.88%	11.15%	7.68%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXA-ANN

MFS® Blended Research®
International Equity Fund
Class B-BRXBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$181	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 19.93%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	19.93%	11.61%	7.49%
B with CDSC (declining over six years from 4% to 0%)×	15.93%	11.35%	7.49%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXB-ANN

MFS® Blended Research®
International Equity Fund
Class C-BRXCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 19.87%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	19.87%	11.60%	7.49%
C with CDSC (1% for 12 months)×	18.87%	11.60%	7.49%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXC-ANN

MFS® Blended Research®
International Equity Fund
Class I-BRXIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.08%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	21.08%	12.73%	8.57%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXI-ANN

MFS® Blended Research®
International Equity Fund
Class R1-BRXRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$181	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 19.83%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	19.83%	11.59%	7.49%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR1-ANN

MFS® Blended Research®
International Equity Fund
Class R2-BRXSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$127	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 20.49%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	20.49%	12.17%	8.03%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR2-ANN

MFS® Blended Research®
International Equity Fund
Class R3-BRXTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$100	0.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 20.73%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	20.73%	12.43%	8.31%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR3-ANN

MFS® Blended Research®
International Equity Fund
Class R4-BRXUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.02%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	21.02%	12.72%	8.57%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR4-ANN

MFS® Blended Research®
International Equity Fund
Class R6-BRXVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.57%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.20%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.20%	12.83%	8.66%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR6-ANN

MFS® Global New Discovery Fund
Class A-GLNAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$139	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.94%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.94%	4.83%	8.13%
A with initial sales charge (5.75%)	(0.15)%	3.59%	7.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDA-ANN

MFS® Global New Discovery Fund
Class B-GLNBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$215	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.13%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.13%	4.04%	7.32%
B with CDSC (declining over six years from 4% to 0%)×	1.13%	3.69%	7.32%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDB-ANN

MFS® Global New Discovery Fund
Class C-GLNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.13%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.13%	4.04%	7.32%
C with CDSC (1% for 12 months)×	4.13%	4.04%	7.32%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDC-ANN

MFS® Global New Discovery Fund
Class I-GLNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$113	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.17%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.17%	5.08%	8.39%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDI-ANN

MFS® Global New Discovery Fund
Class R1-GLNJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$215	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.09%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.09%	4.03%	7.31%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR1-ANN

MFS® Global New Discovery Fund
Class R2-GLNKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$165	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.67%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.67%	4.55%	7.85%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR2-ANN

MFS® Global New Discovery Fund
Class R3-GLNLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$139	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.95%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.95%	4.82%	8.13%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR3-ANN

MFS® Global New Discovery Fund
Class R4-GLNMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$113	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.15%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.15%	5.09%	8.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR4-ANN

MFS® Global New Discovery Fund
Class R6-GLNNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.28%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.28%	5.18%	8.50%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR6-ANN

MFS® U.S. Government
Money Market Fund
MCMXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS U.S. Government Money Market Fund	$46	0.45%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	361,446,582	Total Management Fee ($)#:	$1,423,812
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.2%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.8%
Composition including fixed income credit
quality
A-1+	46.8%
A-1	53.2%
Maturity breakdown
0 - 7 days	35.5%
8 - 29 days	20.1%
30 - 59 days	27.9%
60 - 89 days	8.5%
90 - 365 days	8.0%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCM-ANN

MFS® Mid Cap Growth Fund
Class A-OTCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$107	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.48%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.48%	7.11%	11.65%
A with initial sales charge (5.75%)	6.01%	5.85%	10.99%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCA-ANN

MFS® Mid Cap Growth Fund
Class B-OTCBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$186	1.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 11.63%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.63%	6.31%	10.81%
B with CDSC (declining over six years from 4% to 0%)×	7.63%	6.00%	10.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCB-ANN

MFS® Mid Cap Growth Fund
Class C-OTCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$186	1.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 11.68%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.68%	6.32%	10.82%
C with CDSC (1% for 12 months)×	10.68%	6.32%	10.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCC-ANN

MFS® Mid Cap Growth Fund
Class I-OTCIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$81	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.78%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.78%	7.37%	11.93%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCI-ANN

MFS® Mid Cap Growth Fund
Class R1-OTCGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$186	1.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 11.70%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.70%	6.32%	10.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR1-ANN

MFS® Mid Cap Growth Fund
Class R2-MCPRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$134	1.26%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.22%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.22%	6.84%	11.37%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR2-ANN

MFS® Mid Cap Growth Fund
Class R3-OTCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$107	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.50%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.50%	7.11%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR3-ANN

MFS® Mid Cap Growth Fund
Class R4-OTCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$81	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.79%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.79%	7.38%	11.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR4-ANN

MFS® Mid Cap Growth Fund
Class R6-OTCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.90%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.90%	7.50%	12.05%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees Billed by Deloitte		Audit Fees
	2025	2024
MFS Mid Cap Growth Fund	58,164	55,843
MFS U.S. Government Money Market	41,749	40,301
Fund
Total	99,913	96,144

Fees Billed by E&Y		Audit Fees
	2025	2024
MFS Blended Research Emerging	71,196	65,988
Markets Equity Fund
MFS Blended Research International	71,196	65,988
Equity Fund
MFS Global New Discovery Fund	62,735	57,725
Total	205,127	189,701

For the fiscal years ended August 31, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Mid Cap Growth	0	0	0	0	0	0
Fund
To MFS U.S. Government	0	0	0	0	0	0
Money Market Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	452,513	0
Entities of MFS Mid Cap
Growth Fund*
To MFS and MFS Related	0	0	0	0	452,513	0
Entities of MFS U.S.
Government Money Market
Fund*
Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Mid Cap Growth Fund, MFS and			470,440		0
MFS Related Entities#
To MFS U.S. Government Money Market			470,440		0
Fund, MFS and MFS Related Entities#

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024

To MFS Blended Research	0	0	632	660	0	0
Emerging Markets Equity Fund
To MFS Blended Research	0	0	632	660	0	0
International Equity Fund
To MFS Global New Discovery	0	0	632	660	0	0
Fund
Total fees billed by E&Y	0	0	1,896	1,980	0	0
To above Funds

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024

To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Blended
Research Emerging Markets
Equity Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Blended
Research International Equity
Fund*
To MFS and MFS Related	0	0	0	0	153,600	3,600
Entities of MFS Global New
Discovery Fund*

Fees Billed by E&Y			Aggregate Fees for Non-audit Services
			2025		2024

To MFS Blended Research Emerging		398,283			320,200
Markets Equity Fund, MFS and MFS
Related Entities#
To MFS Blended Research International		398,283			320,200
Equity Fund, MFS and MFS Related
Entities#
To MFS Global New Discovery Fund,		398,283			320,200
MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 0.3%
Hanwha Aerospace Co. Ltd.	209	$132,894
Hindustan Aeronautics Ltd.	3,911	192,068
		$324,962
Airlines – 0.6%
Copa Holdings S.A., “A”	5,109	$599,490
Alcoholic Beverages – 1.6%
Ambev S.A.	629,400	$1,433,660
Kweichow Moutai Co. Ltd., “A”	1,400	290,491
		$1,724,151
Automotive – 5.5%
BYD Co. Ltd.	104,500	$1,426,425
Geely Automobile Holdings Ltd.	92,000	229,632
Kia Corp.	4,585	347,602
Mahindra & Mahindra Ltd.	38,499	1,396,204
Maruti Suzuki India Ltd.	4,042	676,410
PT Astra International Tbk	2,781,300	925,676
Sinotruk Hong Kong Ltd.	69,000	200,423
Yutong Bus Co. Ltd., “A”	83,800	324,497
Zhejiang Leapmotor Technologies Ltd. (a)	25,400	209,394
		$5,736,263
Biotechnology – 1.1%
CSPC Pharmaceutical Group Ltd.	338,000	$433,682
Hugel, Inc. (a)	1,858	421,650
WuXi Biologics (Cayman), Inc. (a)	69,000	291,256
		$1,146,588
Brokerage & Asset Managers – 0.8%
Korea Investment Holdings Co. Ltd.	3,246	$312,802
XP, Inc.	31,498	571,374
		$884,176
Business Services – 3.1%
Infosys Ltd.	64,602	$1,082,684
Kanzhun Ltd., ADR (a)	18,006	425,302
Tata Consultancy Services Ltd.	48,775	1,705,405
		$3,213,391
Chemicals – 1.1%
UPL Ltd.	141,137	$1,145,037
BRKFS-ANN
1

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.8%
Kingsoft Corp.	124,000	$540,197
Totvs S.A.	40,600	322,742
		$862,939
Computer Software - Systems – 5.6%
Asustek Computer, Inc.	7,000	$144,324
Hon Hai Precision Industry Co. Ltd.	264,000	1,746,343
King Slide Works Co. Ltd.	7,000	688,211
Lenovo Group Ltd.	396,000	557,621
Samsung Electronics Co. Ltd.	47,121	2,357,742
Xiaomi Corp., “B” (a)	60,400	411,812
		$5,906,053
Construction – 2.9%
Anhui Conch Cement Co. Ltd.	240,500	$755,853
Midea Group Co. Ltd., “A”	75,700	781,693
Techtronic Industries Co. Ltd.	25,000	320,306
Ultratech Cement Ltd.	5,876	841,872
Zhejiang Supor Co. Ltd., “A”	45,900	330,958
		$3,030,682
Consumer Products – 0.3%
AmorePacific Corp.	3,274	$283,303
Consumer Services – 0.2%
MakeMyTrip Ltd. (a)	2,694	$266,032
Electrical Equipment – 0.9%
Contemporary Amperex Technology Co. Ltd., “A”	11,200	$479,623
Havells India Ltd.	25,915	448,136
		$927,759
Electronics – 15.3%
MediaTek, Inc.	40,000	$1,785,995
Realtek Semiconductor Corp.	13,000	227,089
SK Hynix, Inc.	7,381	1,413,028
SK Square Co. Ltd. (a)	9,411	1,004,386
Taiwan Semiconductor Manufacturing Co. Ltd.	310,000	11,671,099
		$16,101,597
Energy - Independent – 1.6%
Bharat Petroleum Corp. Ltd.	160,955	$562,282
Orlen S.A.	31,956	682,147
Reliance Industries Ltd.	26,461	407,069
		$1,651,498
Energy - Integrated – 2.8%
HD Hyundai Co. Ltd.	8,349	$820,525
MOL Hungarian Oil & Gas PLC	59,713	513,572
PetroChina Co. Ltd.	1,354,000	1,304,412
Petronet LNG Ltd.	85,075	259,883
		$2,898,392
2

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.3%
Doosan Bobcat, Inc.	9,558	$367,126
Entertainment – 0.7%
Pop Mart International Group Ltd.	16,800	$692,364
Food & Beverages – 1.9%
Arca Continental S.A.B. de C.V.	26,380	$269,079
AVI Ltd.	73,724	390,812
Gruma S.A.B. de C.V.	13,244	227,684
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	188,464	754,886
JBS N.V. (a)	1	8
Orion Corp.	2,807	217,655
PT Indofood Sukses Makmur Tbk	367,700	166,123
		$2,026,247
Food & Drug Stores – 0.2%
Walmart de Mexico S.A.B. de C.V.	71,476	$213,381
Forest & Paper Products – 0.2%
Suzano S.A.	17,900	$173,161
Gaming & Lodging – 0.7%
H World Group Ltd., ADR	11,566	$426,207
OPAP S.A.	12,360	277,198
		$703,405
Insurance – 2.1%
AIA Group Ltd.	39,600	$374,735
China Pacific Insurance Co. Ltd.	51,800	235,185
Chinatrust Financial Holding Co. Ltd.	92,000	123,645
DB Insurance Co. Ltd.	9,223	875,032
Samsung Fire & Marine Insurance Co. Ltd.	1,983	633,305
		$2,241,902
Leisure & Toys – 8.6%
NetEase, Inc.	71,400	$1,952,202
Tencent Holdings Ltd.	91,200	7,052,376
		$9,004,578
Machinery & Tools – 0.8%
Delta Electronics, Inc.	37,000	$854,076
Major Banks – 2.8%
ABSA Group Ltd.	36,511	$390,775
Bandhan Bank Ltd.	161,051	295,365
Canara Bank Ltd.	262,935	309,047
National Bank of Greece S.A.	89,390	1,237,150
Nedbank Group Ltd. (l)	26,667	342,287
OTP Bank PLC	4,327	377,132
		$2,951,756
3

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., “H”	142,800	$107,528
Metals & Mining – 3.1%
Alrosa PJSC (u)	143,843	$0
Aluminum Corp. of China Ltd.	520,000	462,267
China Hongqiao Group Ltd.	187,500	607,455
Hindalco Industries Ltd.	69,438	554,059
Industries Qatar Q.P.S.C.	222,647	783,942
Vale S.A.	81,700	837,215
		$3,244,938
Network & Telecom – 0.7%
Accton Technology Corp.	24,000	$789,479
Oil Services – 0.9%
Samsung E&A Co. Ltd.	46,485	$973,000
Other Banks & Diversified Financials – 16.0%
Akbank T.A.S.	61,177	$101,472
Bangkok Bank Public Co. Ltd.	111,100	533,294
Bank Negara Indonesia PT	577,700	153,446
Bank of Cyprus Holdings PLC	27,892	251,258
China Construction Bank Corp.	2,327,000	2,231,567
China Merchants Bank Co. Ltd.	216,000	1,329,998
Credicorp Ltd.	4,335	1,114,962
Emirates NBD Bank PJSC	224,976	1,546,616
Grupo Financiero Banorte S.A. de C.V.	114,451	1,046,735
HDFC Bank Ltd.	218,697	2,356,822
Investec Ltd.	45,587	337,483
Kasikornbank Co. Ltd.	215,500	1,117,580
KB Financial Group, Inc.	15,837	1,230,344
Kotak Mahindra Bank Ltd.	43,981	977,249
Old Mutual Ltd.	218,970	172,544
Power Finance Corp. Ltd.	76,511	329,293
PT Bank Mandiri Tbk	658,000	188,481
Qifu Holdings, Inc., ADR	13,649	397,459
REC Ltd.	69,707	276,542
Saudi Awwal Bank	62,241	508,916
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	14,248	668,192
		$16,870,253
Pharmaceuticals – 1.9%
Gedeon Richter PLC	18,592	$563,559
Sun Pharmaceutical Industries Ltd.	38,911	703,257
WuXi AppTec Co. Ltd., “A”	49,800	724,376
		$1,991,192
Precious Metals & Minerals – 0.5%
Gold Fields Ltd.	10,352	$340,202
Harmony Gold Mining Co. Ltd.	14,116	188,181
		$528,383
4

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.5%
Emaar Properties PJSC	399,830	$1,567,555
Restaurants – 0.2%
Haidilao International Holding Ltd.	134,000	$236,049
Specialty Chemicals – 0.2%
Sime Darby Berhad	443,900	$217,485
Specialty Stores – 5.7%
Alibaba Group Holding Ltd.	183,700	$3,099,938
JD.com, Inc., “A”	29,528	454,520
Meituan, “B” (a)	86,360	1,147,057
Page Industries Ltd.	509	255,789
PDD Holdings, Inc., ADR (a)	8,525	1,024,875
		$5,982,179
Telecom Services – 2.2%
Advanced Info Service Public Co. Ltd.	60,700	$549,008
Etihad Etisalat Co.	28,071	470,568
Hellenic Telecommunications Organization S.A.	46,970	873,708
LG Uplus Corp.	44,280	472,978
		$2,366,262
Tobacco – 0.4%
ITC Ltd.	90,958	$422,452
Utilities - Electric Power – 1.2%
Enel Chile S.A.	3,372,090	$236,469
Korea Electric Power Corp.	7,553	198,220
Polska Grupa Energetyczna S.A. (a)	138,875	432,400
Power Grid Corp. of India Ltd.	113,154	353,033
		$1,220,122
Utilities - Water – 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	13,600	$307,250
Guangdong Investment Ltd.	312,000	292,283
		$599,533
Total Common Stocks (Identified Cost, $76,231,150)		$103,046,719
Preferred Stocks – 2.0%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	11,627	$472,607
Major Banks – 0.9%
Banco Bradesco S.A.	291,300	$904,226
Metals & Mining – 0.7%
Gerdau S.A.	226,892	$697,183
Total Preferred Stocks (Identified Cost, $2,033,861)		$2,074,016
5

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $1,284,533)	1,284,404	$1,284,533
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j) (Identified Cost, $310,500)	310,500	$310,500
Other Assets, Less Liabilities – (1.5)%		(1,613,153)
Net Assets – 100.0%		$105,102,615

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,284,533 and
$105,431,235, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
6

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value, including $295,114 of securities on loan (identified cost, $78,575,511)	$105,431,235
Investments in affiliated issuers, at value (identified cost, $1,284,533)	1,284,533
Foreign currency, at value (identified cost, $99,670)	99,576
Due from broker	109,768
Receivables for
Investments sold	94,492
Fund shares sold	671,363
Interest and dividends	228,074
Other assets	111
Total assets	$107,919,152
Liabilities
Payable to custodian	$111,532
Payables for
Investments purchased	604,512
Fund shares reacquired	1,462,971
Collateral for securities loaned, at value	310,500
Payable to affiliates
Investment adviser	10,738
Administrative services fee	268
Shareholder servicing costs	11,824
Distribution and service fees	236
Payable for independent Trustees' compensation	14
Deferred foreign capital gains tax expense payable	107,192
Accrued expenses and other liabilities	196,750
Total liabilities	$2,816,537
Net assets	$105,102,615
Net assets consist of
Paid-in capital	$79,135,363
Total distributable earnings (loss)	25,967,252
Net assets	$105,102,615
Shares of beneficial interest outstanding	6,347,591

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,166,537	373,391	$16.51
Class B	324,664	19,931	16.29
Class C	152,811	9,335	16.37
Class I	32,720,734	1,980,159	16.52
Class R1	101,533	6,202	16.37
Class R2	104,032	6,322	16.46
Class R3	239,809	14,528	16.51
Class R4	108,445	6,545	16.57
Class R6	65,184,050	3,931,178	16.58

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.52 [100 / 94.25 x $16.51]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,233,058
Dividends from affiliated issuers	41,587
Other	17,442
Income on securities loaned	2,024
Foreign taxes withheld	(346,776)
Total investment income	$2,947,335
Expenses
Management fee	$705,719
Distribution and service fees	19,107
Shareholder servicing costs	46,260
Administrative services fee	23,396
Independent Trustees' compensation	3,899
Custodian fee	138,315
Shareholder communications	9,324
Audit and tax fees	107,936
Legal fees	527
Registration fees	115,867
Miscellaneous	39,154
Total expenses	$1,209,504
Reduction of expenses by investment adviser	(304,202)
Net expenses	$905,302
Net investment income (loss)	$2,042,033
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $73,082 foreign capital gains tax)	$2,601,152
Affiliated issuers	42
Foreign currency	(56,241)
Net realized gain (loss)	$2,544,953
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $445,708 decrease in deferred foreign capital gains tax)	$12,777,141
Affiliated issuers	(344)
Translation of assets and liabilities in foreign currencies	2,931
Net unrealized gain (loss)	$12,779,728
Net realized and unrealized gain (loss)	$15,324,681
Change in net assets from operations	$17,366,714
See Notes to Financial Statements
8

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$2,042,033	$1,783,206
Net realized gain (loss)	2,544,953	(785,436)
Net unrealized gain (loss)	12,779,728	10,631,535
Change in net assets from operations	$17,366,714	$11,629,305
Total distributions to shareholders	$(2,200,770)	$(1,650,757)
Change in net assets from fund share transactions	$(1,292,675)	$32,953,381
Total change in net assets	$13,873,269	$42,931,929
Net assets
At beginning of period	91,229,346	48,297,417
At end of period	$105,102,615	$91,229,346
See Notes to Financial Statements
9

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.18	$12.24	$12.11	$15.96	$12.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.32	$0.32	$0.37	$0.23
Net realized and unrealized gain (loss)	2.36	1.92	0.12	(3.70)	2.96
Total from investment operations	$2.64	$2.24	$0.44	$(3.33)	$3.19
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.31)	$(0.25)	$(0.20)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.31)	$(0.30)	$(0.31)	$(0.52)	$(0.20)
Net asset value, end of period (x)	$16.51	$14.18	$12.24	$12.11	$15.96
Total return (%) (r)(s)(t)(x)	19.06	18.72	3.79	(21.42)	24.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.97	2.44	1.94	1.82
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	1.91	2.46	2.69	2.62	1.50
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$6,167	$5,202	$4,331	$4,797	$7,869

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.00	$12.09	$11.96	$15.75	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.21	$0.23	$0.28	$0.11
Net realized and unrealized gain (loss)	2.33	1.91	0.13	(3.67)	2.93
Total from investment operations	$2.50	$2.12	$0.36	$(3.39)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.21)	$(0.23)	$(0.13)	$(0.10)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.21)	$(0.21)	$(0.23)	$(0.40)	$(0.10)
Net asset value, end of period (x)	$16.29	$14.00	$12.09	$11.96	$15.75
Total return (%) (r)(s)(t)(x)	18.14	17.80	3.07	(21.98)	23.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.31	2.73	3.18	2.71	2.58
Expenses after expense reductions	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.14	1.66	1.96	2.02	0.72
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$325	$286	$256	$276	$403

See Notes to Financial Statements
10

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.03	$12.11	$11.95	$15.72	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.20	$0.23	$0.26	$0.11
Net realized and unrealized gain (loss)	2.36	1.92	0.13	(3.65)	2.93
Total from investment operations	$2.52	$2.12	$0.36	$(3.39)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.20)	$(0.11)	$(0.10)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.18)	$(0.20)	$(0.20)	$(0.38)	$(0.10)
Net asset value, end of period (x)	$16.37	$14.03	$12.11	$11.95	$15.72
Total return (%) (r)(s)(t)(x)	18.16	17.79	3.08	(22.02)	23.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.31	2.74	3.18	2.69	2.58
Expenses after expense reductions	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.08	1.55	1.95	1.85	0.72
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$153	$127	$177	$224	$410

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.19	$12.26	$12.14	$16.00	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.35	$0.36	$0.39	$0.28
Net realized and unrealized gain (loss)	2.37	1.92	0.12	(3.69)	2.96
Total from investment operations	$2.68	$2.27	$0.48	$(3.30)	$3.24
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.34)	$(0.36)	$(0.29)	$(0.24)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.35)	$(0.34)	$(0.36)	$(0.56)	$(0.24)
Net asset value, end of period (x)	$16.52	$14.19	$12.26	$12.14	$16.00
Total return (%) (r)(s)(t)(x)	19.31	19.00	4.06	(21.21)	25.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32	1.71	2.19	1.67	1.57
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	2.11	2.72	2.98	2.77	1.83
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$32,721	$33,803	$20,793	$17,811	$33,247

See Notes to Financial Statements
11

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.06	$12.15	$12.03	$15.84	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.31	$0.32	$0.39	$0.17
Net realized and unrealized gain (loss)	2.34	1.91	0.12	(3.70)	2.94
Total from investment operations	$2.62	$2.22	$0.44	$(3.31)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.32)	$(0.23)	$(0.11)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.31)	$(0.31)	$(0.32)	$(0.50)	$(0.11)
Net asset value, end of period (x)	$16.37	$14.06	$12.15	$12.03	$15.84
Total return (%) (r)(s)(t)(x)	19.07	18.67	3.82	(21.43)	24.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.98	2.44	1.96	2.18
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.59
Net investment income (loss)	1.89	2.42	2.72	2.82	1.11
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$102	$85	$72	$69	$88

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.13	$12.21	$12.08	$15.93	$12.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.28	$0.30	$0.36	$0.18
Net realized and unrealized gain (loss)	2.37	1.91	0.12	(3.73)	2.97
Total from investment operations	$2.61	$2.19	$0.42	$(3.37)	$3.15
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.29)	$(0.21)	$(0.17)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.28)	$(0.27)	$(0.29)	$(0.48)	$(0.17)
Net asset value, end of period (x)	$16.46	$14.13	$12.21	$12.08	$15.93
Total return (%) (r)(s)(t)(x)	18.83	18.35	3.61	(21.67)	24.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.81	2.23	2.69	2.22	2.08
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.64	2.18	2.48	2.57	1.21
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$104	$88	$73	$71	$90

See Notes to Financial Statements
12

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.18	$12.24	$12.12	$15.98	$12.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.32	$0.32	$0.41	$0.23
Net realized and unrealized gain (loss)	2.34	1.92	0.13	(3.75)	2.97
Total from investment operations	$2.64	$2.24	$0.45	$(3.34)	$3.20
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.33)	$(0.25)	$(0.20)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.31)	$(0.30)	$(0.33)	$(0.52)	$(0.20)
Net asset value, end of period (x)	$16.51	$14.18	$12.24	$12.12	$15.98
Total return (%) (r)(s)(t)(x)	19.06	18.76	3.83	(21.45)	24.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54	1.98	2.43	1.99	1.82
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	2.03	2.46	2.68	2.96	1.50
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$240	$134	$119	$118	$107

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.22	$12.28	$12.16	$16.03	$13.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.34	$0.36	$0.43	$0.26
Net realized and unrealized gain (loss)	2.40	1.94	0.12	(3.74)	2.98
Total from investment operations	$2.69	$2.28	$0.48	$(3.31)	$3.24
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.36)	$(0.29)	$(0.23)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.34)	$(0.34)	$(0.36)	$(0.56)	$(0.23)
Net asset value, end of period (x)	$16.57	$14.22	$12.28	$12.16	$16.03
Total return (%) (r)(s)(t)(x)	19.37	19.01	4.05	(21.24)	25.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.33	1.73	2.19	1.72	1.58
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.97	2.66	2.97	3.12	1.70
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$108	$141	$113	$104	$118

See Notes to Financial Statements
13

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.24	$12.30	$12.17	$16.04	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.38	$0.37	$0.45	$0.27
Net realized and unrealized gain (loss)	2.37	1.91	0.13	(3.75)	2.98
Total from investment operations	$2.70	$2.29	$0.50	$(3.30)	$3.25
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.35)	$(0.37)	$(0.30)	$(0.24)
From net realized gain	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.36)	$(0.35)	$(0.37)	$(0.57)	$(0.24)
Net asset value, end of period (x)	$16.58	$14.24	$12.30	$12.17	$16.04
Total return (%) (r)(s)(t)(x)	19.43	19.11	4.24	(21.18)	25.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22	1.60	2.08	1.64	1.51
Expenses after expense reductions	0.91	0.90	0.88	0.90	0.93
Net investment income (loss)	2.24	2.92	3.08	3.23	1.79
Portfolio turnover rate	57	58	63	58	60
Net assets at end of period (000 omitted)	$65,184	$51,364	$22,363	$16,523	$17,855

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
15

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,934,733	$24,287,130	$—	$32,221,863
Taiwan	227,089	17,803,172	—	18,030,261
India	11,391,027	4,424,963	—	15,815,990
South Korea	4,376,943	8,825,448	—	13,202,391
Brazil	5,246,819	—	—	5,246,819
United Arab Emirates	3,114,171	—	—	3,114,171
Greece	2,388,056	—	—	2,388,056
Thailand	1,666,588	533,294	—	2,199,882
South Africa	2,162,284	—	—	2,162,284
Other Countries	8,929,820	1,809,198	0	10,739,018
Investment Companies	1,595,033	—	—	1,595,033
Total	$49,032,563	$57,683,205	$0	$106,715,768
For further information regarding security characteristics, see the Portfolio of Investments. At August 31, 2025, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2024.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
16

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $295,114.  The fair value of the fund's investment securities on loan and a related liability of $310,500 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
17

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$2,200,770	$1,650,757
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$82,508,064
Gross appreciation	27,372,168
Gross depreciation	(3,164,464)
Net unrealized appreciation (depreciation)	$24,207,704
Undistributed ordinary income	2,001,211
Capital loss carryforwards	(106,974)
Other temporary differences	(134,689)
Total distributable earnings (loss)	$25,967,252
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(68,701)
Long-Term	(38,273)
Total	$(106,974)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$112,306	$94,501
Class B	4,308	4,264
Class C	1,598	2,774
Class I	784,852	884,602
Class R1	1,897	1,808
Class R2	1,728	1,652
Class R3	3,232	2,831
Class R4	2,177	3,131
Class R6	1,288,672	655,194
Total	$2,200,770	$1,650,757
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
18

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $13,018, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Effective March 1, 2026, the management fee will be computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.45%
In excess of $5 billion	0.40%
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.93%
This written agreement will terminate on February 28, 2026. For the year ended August 31, 2025, this reduction amounted to $291,184, which is included in the reduction of total expenses in the Statement of Operations.
Effective March 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.54%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $731 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
19

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$13,758
Class B	0.75%	0.25%	1.00%	1.00%	2,955
Class C	0.75%	0.25%	1.00%	1.00%	1,277
Class R1	0.75%	0.25%	1.00%	0.25%	224
Class R2	0.25%	0.25%	0.50%	0.50%	460
Class R3	—	0.25%	0.25%	0.25%	433
Total Distribution and Service Fees					$19,107
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended August 31, 2025. For the year ended August 31, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$19
Class B	—
Class C	105
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $10,182, which equated to 0.0108% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $36,078.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0248% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$35
8/19/2024	Redemption	Class I	2	35
20

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
At August 31, 2025, MFS held approximately 64% and 99% of the outstanding shares of Class C and Class R2, respectively, and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $17,405, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $53,200,375 and $53,127,986, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	197,688	$3,035,345	409,670	$5,292,033
Class C	1,240	19,611	463	5,822
Class I	454,423	6,718,460	1,293,769	16,112,397
Class R2	—	—	51	720
Class R3	5,227	74,086	1,762	22,533
Class R4	96	1,374	903	11,948
Class R6	877,012	13,121,161	2,091,051	28,882,284
	1,535,686	$22,970,037	3,797,669	$50,327,737
Shares issued to shareholders in reinvestment of distributions
Class A	8,074	$112,306	7,797	$94,501
Class B	312	4,308	355	4,264
Class C	115	1,598	230	2,774
Class I	56,386	783,768	71,550	865,756
Class R1	137	1,897	151	1,808
Class R2	124	1,728	137	1,652
Class R3	232	3,232	234	2,831
Class R4	156	2,177	258	3,131
Class R6	92,444	1,288,672	53,970	655,194
	157,980	$2,199,686	134,682	$1,631,911
Shares reacquired
Class A	(199,144)	$(3,095,330)	(404,464)	$(5,199,595)
Class B	(786)	(11,947)	(1,145)	(14,079)
Class C	(1,085)	(15,466)	(6,227)	(82,253)
Class I	(912,997)	(13,587,111)	(678,798)	(8,839,845)
Class R3	(381)	(5,541)	(2,293)	(30,338)
Class R4	(3,642)	(52,307)	(421)	(5,095)
Class R6	(645,980)	(9,694,696)	(355,166)	(4,835,062)
	(1,764,015)	$(26,462,398)	(1,448,514)	$(19,006,267)
21

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	6,618	$52,321	13,003	$186,939
Class B	(474)	(7,639)	(790)	(9,815)
Class C	270	5,743	(5,534)	(73,657)
Class I	(402,188)	(6,084,883)	686,521	8,138,308
Class R1	137	1,897	151	1,808
Class R2	124	1,728	188	2,372
Class R3	5,078	71,777	(297)	(4,974)
Class R4	(3,390)	(48,756)	740	9,984
Class R6	323,476	4,715,137	1,789,855	24,702,416
	(70,349)	$(1,292,675)	2,483,837	$32,953,381
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2050 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 6%, 4%, 4%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $423 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,448,025	$24,655,920	$24,819,110	$42	$(344)	$1,284,533

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$41,587	$—
22

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
23

MFS Blended Research Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Blended Research Emerging Markets Equity Fund and the Board of Trustees of MFS Series Trust IV
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MFS Blended Research Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
24

MFS Blended Research Emerging Markets Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $3,274,202. The fund intends to pass through foreign tax credits of $391,479 for the fiscal year.
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
26

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
27

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule and to further reduce the Fund's expense limitation, each effective March 1, 2026, and each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reduce the Fund's advisory fee rate to 0.45% on assets up to $5 billion and 0.40% on assets over $5 billion (replacing the existing contractual advisory fee rate schedule), effective March 1, 2026. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
28

MFS Blended Research International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 0.7%
MTU Aero Engines Holding AG	7,304	$3,255,625
Rolls-Royce Holdings PLC	437,616	6,328,854
		$9,584,479
Airlines – 0.5%
Ryanair Holdings PLC, ADR	122,705	$7,788,086
Alcoholic Beverages – 1.3%
Ambev S.A.	4,853,200	$11,054,718
Kirin Holdings Co. Ltd.	514,700	7,479,445
		$18,534,163
Apparel Manufacturers – 0.4%
Christian Dior S.A.	2,630	$1,483,035
Compagnie Financiere Richemont S.A.	28,367	4,954,432
		$6,437,467
Automotive – 3.6%
BYD Co. Ltd.	683,000	$9,322,950
Compagnie Generale des Etablissements Michelin	422,326	15,281,868
Continental AG	95,961	8,419,857
Mahindra & Mahindra Ltd.	180,033	6,529,075
Maruti Suzuki India Ltd.	22,268	3,726,448
PT Astra International Tbk	23,694,700	7,886,103
		$51,166,301
Biotechnology – 0.2%
Hugel, Inc. (a)	13,489	$3,061,161
Broadcasting – 0.7%
Spotify Technology S.A. (a)	14,741	$10,051,593
Brokerage & Asset Managers – 4.7%
Barclays PLC	4,350,802	$21,193,477
Brookfield Corp.	278,450	18,302,459
Euronext N.V.	94,498	15,599,056
iA Financial Corp., Inc.	34,626	3,725,191
IG Group Holdings PLC	323,580	4,942,062
XP, Inc.	202,550	3,674,257
		$67,436,502
Business Services – 3.4%
CGI, Inc.	54,651	$5,306,919
Colliers International Group, Inc.	42,026	6,938,796
Infosys Ltd.	575,920	9,652,009
Pluxee N.V.	261,439	5,321,920
Scout24 AG	64,313	8,329,043
BRXFS-ANN

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Tata Consultancy Services Ltd.	378,558	$13,236,184
		$48,784,871
Chemicals – 0.4%
UPL Ltd.	759,839	$6,164,536
Computer Software – 1.4%
Check Point Software Technologies Ltd. (a)	34,713	$6,704,469
Constellation Software, Inc.	2,387	7,908,881
Kingsoft Corp.	623,400	2,715,796
SAP SE	8,470	2,295,927
		$19,625,073
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	59,284	$4,965,914
Hitachi Ltd.	209,200	5,636,106
Hon Hai Precision Industry Co. Ltd.	1,138,000	7,527,798
Lenovo Group Ltd.	2,026,000	2,852,880
NEC Corp.	545,500	16,769,862
Samsung Electronics Co. Ltd.	267,797	13,399,464
		$51,152,024
Construction – 3.3%
Anhui Conch Cement Co. Ltd.	1,392,000	$4,374,832
Compagnie de Saint-Gobain S.A.	165,080	17,806,316
Heidelberg Materials AG	67,124	15,862,728
Techtronic Industries Co. Ltd.	719,500	9,218,398
		$47,262,274
Consumer Products – 1.3%
AmorePacific Corp.	37,024	$3,203,731
Kao Corp.	331,400	15,024,387
		$18,228,118
Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	613,200	$14,772,407
Siemens Energy AG (a)	31,844	3,379,709
Signify N.V.	148,904	3,930,015
		$22,082,131
Electronics – 7.7%
ASML Holding N.V.	15,348	$11,430,550
Dai Nippon Printing Co. Ltd.	464,200	7,751,734
MediaTek, Inc.	392,000	17,502,748
SK Hynix, Inc.	57,036	10,919,047
SK Square Co. Ltd. (a)	61,427	6,555,780
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214,243	49,462,281
Tokyo Electron Ltd.	46,400	6,333,957
		$109,956,097

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.8%
Cenovus Energy, Inc.	670,895	$11,157,565
Eni S.p.A.	669,944	11,946,183
Equinor ASA (Kingdom of Norway)	106,931	2,636,003
PetroChina Co. Ltd.	9,682,000	9,327,409
Petroleo Brasileiro S.A., ADR	553,739	6,866,364
TotalEnergies SE	205,784	12,879,947
		$54,813,471
Engineering - Construction – 0.7%
Doosan Bobcat, Inc.	143,945	$5,528,979
Koninklijke BAM Groep N.V.	498,776	4,443,489
		$9,972,468
Food & Beverages – 1.4%
AVI Ltd.	656,271	$3,478,906
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	962,500	3,855,263
Nestle S.A.	32,546	3,066,479
Nomad Foods Ltd.	284,897	4,427,299
WH Group Ltd.	5,475,500	5,838,504
		$20,666,451
Food & Drug Stores – 1.8%
Sugi Holdings Co. Ltd.	220,000	$5,560,069
Tesco PLC	3,602,771	20,583,395
		$26,143,464
Gaming & Lodging – 1.1%
Aristocrat Leisure Ltd.	332,383	$15,816,461
General Merchandise – 1.1%
Dollarama, Inc.	114,033	$15,548,709
Insurance – 3.9%
AIA Group Ltd.	630,000	$5,961,697
Beazley PLC	494,453	5,236,151
DB Insurance Co. Ltd.	47,111	4,469,657
Manulife Financial Corp.	305,724	9,405,351
Samsung Fire & Marine Insurance Co. Ltd.	11,701	3,736,914
SCOR SE	85,144	2,789,079
Sompo Holdings, Inc.	570,600	18,470,581
Zurich Insurance Group AG	8,471	6,186,905
		$56,256,335
Leisure & Toys – 4.5%
NetEase, Inc., ADR	81,978	$11,164,584
Sankyo Co. Ltd.	620,600	12,550,939
Tencent Holdings Ltd.	492,100	38,053,444
Yamaha Corp.	473,900	3,093,495
		$64,862,462

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.1%
Finning International, Inc.	243,375	$10,090,489
GEA Group AG	268,991	19,573,876
		$29,664,365
Major Banks – 11.7%
ABN AMRO Group N.V., GDR	687,474	$19,825,397
Banco Santander S.A.	384,338	3,669,038
Bank of Montreal	24,096	2,915,873
BNP Paribas S.A.	236,102	21,221,652
Danske Bank A.S.	234,672	9,646,977
DBS Group Holdings Ltd.	528,180	20,817,804
Erste Group Bank AG	140,413	13,355,082
Mizuho Financial Group, Inc.	242,000	7,917,072
National Bank of Greece S.A.	718,484	9,943,758
NatWest Group PLC	2,668,271	18,414,454
Royal Bank of Canada	36,548	5,311,283
Société Générale S.A.	43,686	2,694,427
Standard Chartered PLC	436,721	8,181,170
Toronto-Dominion Bank	36,940	2,773,694
UBS Group AG	507,947	20,555,301
		$167,242,982
Medical & Health Technology & Services – 0.5%
Fresenius Medical Care AG	132,051	$6,764,962
Medical Equipment – 0.8%
ConvaTec Group PLC	936,224	$2,993,937
Fisher & Paykel Healthcare Corp. Ltd.	219,886	4,747,815
Smith & Nephew PLC	181,482	3,392,375
		$11,134,127
Metals & Mining – 4.3%
Fortescue Ltd.	329,659	$4,163,884
Mitsui & Co. Ltd.	264,900	6,102,148
Rio Tinto PLC	233,254	14,634,650
Sojitz Corp.	351,600	9,277,379
Toyota Tsusho Corp.	591,100	15,747,900
Vale S.A.	1,108,200	11,356,196
		$61,282,157
Natural Gas - Distribution – 1.0%
ENGIE S.A.	691,391	$14,308,702
Natural Gas - Pipeline – 0.4%
APA Group	878,599	$5,065,741
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	881,435	$7,012,738
Nokia Oyj	1,002,702	4,315,691
		$11,328,429

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.4%
JGC Corp.	868,200	$8,314,554
TechnipFMC PLC	147,531	5,423,239
Tenaris S.A.	360,185	6,537,717
		$20,275,510
Other Banks & Diversified Financials – 3.8%
China Construction Bank Corp.	13,238,000	$12,695,097
China Merchants Bank Co. Ltd.	703,000	4,328,651
Credicorp Ltd.	37,475	9,638,570
Emirates NBD Bank PJSC	585,674	4,026,265
Grupo Financiero Banorte S.A. de C.V.	979,136	8,954,888
Kasikornbank Co. Ltd.	1,230,900	6,383,429
KB Financial Group, Inc.	109,974	8,543,655
Sberbank of Russia PJSC (a)(u)	715,224	0
		$54,570,555
Pharmaceuticals – 5.7%
Bayer AG	267,811	$8,791,536
Gedeon Richter PLC	118,869	3,603,143
Novartis AG	177,252	22,409,314
Roche Holding AG	84,888	27,615,255
Sanofi	191,109	18,890,139
		$81,309,387
Precious Metals & Minerals – 1.4%
Evolution Mining Ltd.	983,738	$5,677,812
Kinross Gold Corp.	722,062	15,094,768
		$20,772,580
Printing & Publishing – 1.2%
Transcontinental, Inc., “A”	360,766	$5,348,379
Wolters Kluwer N.V.	89,715	11,293,434
		$16,641,813
Railroad & Shipping – 0.6%
Sankyu, Inc.	147,900	$8,201,122
Real Estate – 1.3%
Emaar Properties PJSC	2,062,370	$8,085,634
Safestore Holdings PLC, REIT	430,585	3,660,645
Scentre Group Ltd., REIT	2,346,336	6,265,081
		$18,011,360
Specialty Chemicals – 0.8%
Nitto Denko Corp.	501,800	$11,274,978
Specialty Stores – 2.4%
Alibaba Group Holding Ltd.	711,800	$12,011,625
JD.com, Inc., “A”	207,250	3,190,168
NEXT PLC	70,182	11,340,271
PDD Holdings, Inc., ADR (a)	39,986	4,807,117

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Vipshop Holdings Ltd., ADR	210,108	$3,517,208
		$34,866,389
Telecom Services – 2.2%
Hellenic Telecommunications Organization S.A.	322,812	$6,004,758
KDDI Corp.	971,200	16,826,009
Koninklijke KPN N.V.	1,206,983	5,755,513
PT Telekom Indonesia	15,009,600	2,838,543
		$31,424,823
Tobacco – 1.2%
British American Tobacco PLC	310,286	$17,551,157
Utilities - Electric Power – 1.7%
CLP Holdings Ltd.	1,094,500	$9,245,440
E.ON SE	813,926	14,516,471
		$23,761,911
Total Common Stocks (Identified Cost, $1,140,213,235)		$1,406,847,747
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A. (Identified Cost, $3,140,506)	941,936	$2,894,335

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	3,156	$0

Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $8,157,422)	8,157,416	$8,158,232
Other Assets, Less Liabilities – 1.0%		13,685,376
Net Assets – 100.0%		$1,431,585,690

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,158,232 and
$1,409,742,082, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

MFS Blended Research International Equity Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
BAM	Build America Mutual
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,143,353,741)	$1,409,742,082
Investments in affiliated issuers, at value (identified cost, $8,157,422)	8,158,232
Foreign currency, at value (identified cost, $25,660,942)	25,651,057
Due from broker	8,487,387
Receivables for
Investments sold	4,672,068
Fund shares sold	15,447,297
Dividends	5,266,490
Other assets	429
Total assets	$1,477,425,042
Liabilities
Payable to custodian	$8,487,387
Payables for
Investments purchased	34,604,553
Fund shares reacquired	1,998,974
Payable to affiliates
Investment adviser	48,325
Administrative services fee	2,096
Shareholder servicing costs	162,262
Distribution and service fees	4,381
Payable for independent Trustees' compensation	15
Deferred foreign capital gains tax expense payable	108,023
Accrued expenses and other liabilities	423,336
Total liabilities	$45,839,352
Net assets	$1,431,585,690
Net assets consist of
Paid-in capital	$1,102,535,085
Total distributable earnings (loss)	329,050,605
Net assets	$1,431,585,690
Shares of beneficial interest outstanding	88,045,648

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$135,760,575	8,270,009	$16.42
Class B	169,118	10,573	16.00
Class C	1,831,852	115,803	15.82
Class I	797,569,177	49,138,629	16.23
Class R1	557,242	35,350	15.76
Class R2	4,315,470	269,083	16.04
Class R3	5,322,282	328,065	16.22
Class R4	3,819,840	235,158	16.24
Class R6	482,240,134	29,642,978	16.27

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.42 [100 / 94.25 x $16.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$33,942,696
Dividends from affiliated issuers	490,833
Other	54,608
Income on securities loaned	15,506
Interest	416
Foreign taxes withheld	(3,182,420)
Total investment income	$31,321,639
Expenses
Management fee	$4,621,442
Distribution and service fees	226,873
Shareholder servicing costs	405,472
Administrative services fee	133,511
Independent Trustees' compensation	20,460
Custodian fee	288,335
Shareholder communications	23,761
Audit and tax fees	93,314
Legal fees	5,030
Miscellaneous	380,834
Total expenses	$6,199,032
Reduction of expenses by investment adviser and distributor	(265,396)
Net expenses	$5,933,636
Net investment income (loss)	$25,388,003
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $64,603 foreign capital gains tax)	$61,080,085
Affiliated issuers	350
Foreign currency	(285,872)
Net realized gain (loss)	$60,794,563
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $1,013,950 decrease in deferred foreign capital gains tax)	$115,597,630
Affiliated issuers	(218)
Translation of assets and liabilities in foreign currencies	64,865
Net unrealized gain (loss)	$115,662,277
Net realized and unrealized gain (loss)	$176,456,840
Change in net assets from operations	$201,844,843
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$25,388,003	$18,819,370
Net realized gain (loss)	60,794,563	26,909,477
Net unrealized gain (loss)	115,662,277	93,098,621
Change in net assets from operations	$201,844,843	$138,827,468
Total distributions to shareholders	$(34,846,365)	$(18,501,562)
Change in net assets from fund share transactions	$555,271,358	$(30,948,866)
Total change in net assets	$722,269,836	$89,377,040
Net assets
At beginning of period	709,315,854	619,938,814
At end of period	$1,431,585,690	$709,315,854
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.21	$11.94	$10.77	$13.71	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.32	$0.33	$0.31	$0.31
Net realized and unrealized gain (loss)	2.45	2.26	1.12	(2.57)	2.87
Total from investment operations	$2.81	$2.58	$1.45	$(2.26)	$3.18
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.31)	$(0.19)	$(0.11)	$(0.26)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.60)	$(0.31)	$(0.28)	$(0.68)	$(0.26)
Net asset value, end of period (x)	$16.42	$14.21	$11.94	$10.77	$13.71
Total return (%) (r)(s)(t)(x)	20.82	22.08	13.60	(17.24)	29.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93	0.93	0.96	0.95	0.98
Expenses after expense reductions	0.90	0.89	0.89	0.89	0.89
Net investment income (loss)	2.44	2.52	2.90	2.44	2.45
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$135,761	$31,423	$27,916	$18,999	$110,106

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$13.83	$11.62	$10.49	$13.61	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.22	$0.23	$0.23	$0.22
Net realized and unrealized gain (loss)	2.41	2.20	1.10	(2.55)	2.85
Total from investment operations	$2.64	$2.42	$1.33	$(2.32)	$3.07
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.21)	$(0.11)	$(0.23)	$(0.18)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.47)	$(0.21)	$(0.20)	$(0.80)	$(0.18)
Net asset value, end of period (x)	$16.00	$13.83	$11.62	$10.49	$13.61
Total return (%) (r)(s)(t)(x)	19.93	21.15	12.81	(17.99)	28.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68	1.67	1.71	1.70	1.72
Expenses after expense reductions	1.65	1.64	1.64	1.64	1.64
Net investment income (loss)	1.62	1.76	2.05	1.85	1.75
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$169	$152	$154	$161	$210

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$13.75	$11.58	$10.48	$13.59	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.23	$0.23	$0.23
Net realized and unrealized gain (loss)	2.37	2.18	1.09	(2.53)	2.83
Total from investment operations	$2.61	$2.41	$1.32	$(2.30)	$3.06
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.24)	$(0.13)	$(0.24)	$(0.17)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.54)	$(0.24)	$(0.22)	$(0.81)	$(0.17)
Net asset value, end of period (x)	$15.82	$13.75	$11.58	$10.48	$13.59
Total return (%) (r)(s)(t)(x)	19.87	21.20	12.72	(17.91)	28.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68	1.68	1.71	1.70	1.72
Expenses after expense reductions	1.65	1.64	1.64	1.64	1.64
Net investment income (loss)	1.71	1.84	2.10	1.90	1.82
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$1,832	$863	$418	$330	$382

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.04	$11.80	$10.63	$13.78	$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.34	$0.36	$0.37	$0.38
Net realized and unrealized gain (loss)	2.40	2.24	1.10	(2.59)	2.84
Total from investment operations	$2.81	$2.58	$1.46	$(2.22)	$3.22
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.34)	$(0.20)	$(0.36)	$(0.28)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.62)	$(0.34)	$(0.29)	$(0.93)	$(0.28)
Net asset value, end of period (x)	$16.23	$14.04	$11.80	$10.63	$13.78
Total return (%) (r)(s)(t)(x)	21.08	22.39	13.92	(17.13)	30.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69	0.68	0.71	0.70	0.72
Expenses after expense reductions	0.65	0.64	0.64	0.64	0.64
Net investment income (loss)	2.81	2.75	3.14	3.09	2.91
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$797,569	$276,337	$251,004	$176,391	$22,325

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$13.63	$11.48	$10.44	$13.51	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.22	$0.23	$0.23	$0.22
Net realized and unrealized gain (loss)	2.38	2.18	1.08	(2.53)	2.82
Total from investment operations	$2.59	$2.40	$1.31	$(2.30)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.25)	$(0.18)	$(0.20)	$(0.18)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.46)	$(0.25)	$(0.27)	$(0.77)	$(0.18)
Net asset value, end of period (x)	$15.76	$13.63	$11.48	$10.44	$13.51
Total return (%) (r)(s)(t)(x)	19.83	21.25	12.68	(17.95)	28.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67	1.67	1.71	1.70	1.72
Expenses after expense reductions	1.65	1.64	1.64	1.64	1.64
Net investment income (loss)	1.51	1.83	2.08	1.95	1.74
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$557	$1,105	$879	$314	$233

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$13.88	$11.68	$10.55	$13.72	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.31	$0.31	$0.29
Net realized and unrealized gain (loss)	2.40	2.21	1.08	(2.57)	2.86
Total from investment operations	$2.71	$2.50	$1.39	$(2.26)	$3.15
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.30)	$(0.17)	$(0.34)	$(0.23)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.55)	$(0.30)	$(0.26)	$(0.91)	$(0.23)
Net asset value, end of period (x)	$16.04	$13.88	$11.68	$10.55	$13.72
Total return (%) (r)(s)(t)(x)	20.49	21.83	13.31	(17.55)	29.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.18	1.18	1.21	1.20	1.22
Expenses after expense reductions	1.15	1.14	1.14	1.14	1.14
Net investment income (loss)	2.20	2.37	2.76	2.61	2.30
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$4,315	$3,143	$2,744	$1,261	$404

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.04	$11.81	$10.65	$13.82	$10.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.33	$0.35	$0.32	$0.29
Net realized and unrealized gain (loss)	2.42	2.22	1.09	(2.58)	2.91
Total from investment operations	$2.77	$2.55	$1.44	$(2.26)	$3.20
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.32)	$(0.19)	$(0.34)	$(0.26)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.59)	$(0.32)	$(0.28)	$(0.91)	$(0.26)
Net asset value, end of period (x)	$16.22	$14.04	$11.81	$10.65	$13.82
Total return (%) (r)(s)(t)(x)	20.73	22.08	13.67	(17.37)	29.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94	0.93	0.96	0.95	0.96
Expenses after expense reductions	0.91	0.89	0.89	0.89	0.89
Net investment income (loss)	2.42	2.60	3.08	2.64	2.22
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$5,322	$1,911	$1,228	$532	$395

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.06	$11.81	$10.65	$13.79	$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.39	$0.35	$0.38	$0.35
Net realized and unrealized gain (loss)	2.38	2.20	1.11	(2.59)	2.87
Total from investment operations	$2.80	$2.59	$1.46	$(2.21)	$3.22
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.34)	$(0.21)	$(0.36)	$(0.28)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.62)	$(0.34)	$(0.30)	$(0.93)	$(0.28)
Net asset value, end of period (x)	$16.24	$14.06	$11.81	$10.65	$13.79
Total return (%) (r)(s)(t)(x)	21.02	22.45	13.83	(17.09)	30.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69	0.67	0.71	0.69	0.72
Expenses after expense reductions	0.65	0.64	0.64	0.64	0.64
Net investment income (loss)	2.92	3.10	3.08	3.11	2.73
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$3,820	$796	$391	$329	$81

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$14.07	$11.82	$10.65	$13.80	$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.36	$0.35	$0.37	$0.36
Net realized and unrealized gain (loss)	2.44	2.24	1.12	(2.58)	2.88
Total from investment operations	$2.83	$2.60	$1.47	$(2.21)	$3.24
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.35)	$(0.21)	$(0.37)	$(0.29)
From net realized gain	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.63)	$(0.35)	$(0.30)	$(0.94)	$(0.29)
Net asset value, end of period (x)	$16.27	$14.07	$11.82	$10.65	$13.80
Total return (%) (r)(s)(t)(x)	21.20	22.52	13.94	(17.07)	30.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60	0.59	0.62	0.62	0.63
Expenses after expense reductions	0.57	0.56	0.56	0.55	0.55
Net investment income (loss)	2.75	2.91	3.13	3.02	2.82
Portfolio turnover rate	48	51	56	52	68
Net assets at end of period (000 omitted)	$482,240	$393,585	$335,205	$291,234	$293,695

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$44,061,034	$153,043,110	$—	$197,104,144
United Kingdom	142,879,897	—	—	142,879,897
France	128,276,141	—	—	128,276,141
China	41,375,064	80,841,960	—	122,217,024
Canada	119,828,357	0	—	119,828,357
Germany	91,189,734	—	—	91,189,734
Switzerland	84,787,686	—	—	84,787,686
Taiwan	49,462,281	25,030,546	—	74,492,827
South Korea	20,000,442	39,417,946	—	59,418,388
Other Countries	317,930,566	71,617,318	0	389,547,884
Investment Companies	8,158,232	—	—	8,158,232
Total	$1,047,949,434	$369,950,880	$0	$1,417,900,314
For further information regarding security characteristics, see the Portfolio of Investments.  At August 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2024.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$25,545,453	$18,501,562
Long-term capital gains	9,300,912	—
Total distributions	$34,846,365	$18,501,562

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$1,157,975,712
Gross appreciation	283,716,134
Gross depreciation	(23,791,532)
Net unrealized appreciation (depreciation)	$259,924,602
Undistributed ordinary income	36,993,573
Undistributed long-term capital gain	31,594,465
Other temporary differences	537,965
Total distributable earnings (loss)	$329,050,605
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$2,588,129	$688,321
Class B	4,836	2,535
Class C	45,497	9,656
Class I	13,550,930	7,494,228
Class R1	30,832	20,382
Class R2	130,165	69,777
Class R3	85,528	34,451
Class R4	73,750	11,319
Class R6	18,336,698	10,170,893
Total	$34,846,365	$18,501,562
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $128,116, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.35%
In excess of $5 billion	0.325%

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement will terminate on September 30, 2025. For the year ended August 31, 2025, this reduction amounted to $137,278, which is included in the reduction of total expenses in the Statement of Operations.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses,excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.77%	1.52%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.43%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,256 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$182,047
Class B	0.75%	0.25%	1.00%	1.00%	1,463
Class C	0.75%	0.25%	1.00%	1.00%	12,352
Class R1	0.75%	0.25%	1.00%	1.00%	7,000
Class R2	0.25%	0.25%	0.50%	0.50%	17,816
Class R3	—	0.25%	0.25%	0.25%	6,195
Total Distribution and Service Fees					$226,873
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $2 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Amount
Class A	$134
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $8,292, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $397,180.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0144% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$35
8/19/2024	Redemption	Class I	3	36
8/19/2024	Redemption	Class R2	3	35
8/19/2024	Redemption	Class R3	2	24
At August 31, 2025, MFS held approximately 61% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $54,191, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $977,530,684 and $444,645,189, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,804,501	$129,978,697	431,687	$5,529,248
Class B	1,338	19,873	—	—
Class C	69,499	1,001,084	30,123	381,832
Class I	34,026,478	503,627,853	3,418,484	41,414,017
Class R1	4,414	60,474	13,707	161,022
Class R2	100,993	1,431,735	76,390	929,151
Class R3	221,951	3,441,544	54,792	687,709
Class R4	186,711	2,790,619	24,759	303,236
Class R6	6,839,739	97,708,678	3,263,710	39,479,217
	50,255,624	$740,060,557	7,313,652	$88,885,432
Shares issued to shareholders in reinvestment of distributions
Class A	194,889	$2,588,129	57,104	$688,102
Class B	372	4,836	215	2,535
Class C	3,535	45,497	825	9,656
Class I	1,033,591	13,550,372	630,804	7,493,954
Class R1	2,405	30,832	1,756	20,382
Class R2	10,013	130,165	5,918	69,777
Class R3	6,519	85,528	2,895	34,451
Class R4	5,621	73,750	952	11,319
Class R6	1,395,765	18,326,395	854,194	10,164,913
	2,652,710	$34,835,504	1,554,663	$18,495,089
Shares reacquired
Class A	(2,940,502)	$(42,068,335)	(615,769)	$(7,548,485)
Class B	(2,141)	(30,238)	(2,456)	(29,205)
Class C	(20,040)	(276,160)	(4,206)	(52,435)
Class I	(5,602,201)	(80,791,687)	(5,641,262)	(70,496,733)
Class R1	(52,581)	(683,506)	(10,881)	(136,710)
Class R2	(68,363)	(978,687)	(90,752)	(1,135,406)
Class R3	(36,557)	(534,578)	(25,519)	(321,118)
Class R4	(13,804)	(197,801)	(2,207)	(27,914)
Class R6	(6,562,961)	(94,063,711)	(4,499,045)	(58,581,381)
	(15,299,150)	$(219,624,703)	(10,892,097)	$(138,329,387)
Net change
Class A	6,058,888	$90,498,491	(126,978)	$(1,331,135)
Class B	(431)	(5,529)	(2,241)	(26,670)
Class C	52,994	770,421	26,742	339,053
Class I	29,457,868	436,386,538	(1,591,974)	(21,588,762)
Class R1	(45,762)	(592,200)	4,582	44,694
Class R2	42,643	583,213	(8,444)	(136,478)
Class R3	191,913	2,992,494	32,168	401,042
Class R4	178,528	2,666,568	23,504	286,641
Class R6	1,672,543	21,971,362	(381,141)	(8,937,251)
	37,609,184	$555,271,358	(2,023,782)	$(30,948,866)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 5%, 5%, 4%, 3%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 and the MFS Lifetime 2065 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $3,863 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,572,186	$353,160,811	$350,574,897	$350	$(218)	$8,158,232

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$490,833	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Blended Research International Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Blended Research International Equity Fund and the Board of Trustees of MFS Series Trust IV
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research International Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025

MFS Blended Research International Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $14,410,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $33,956,235. The fund intends to pass through foreign tax credits of $2,269,991 for the fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research International Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule and to further reduce the Fund's expense limitation, each effective October 1, 2025, and each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee schedule to reduce the Fund's advisory fee rate to 0.35% on assets up to $5 billion and 0.325% on assets over $5 billion (replacing the existing contractual advisory fee rate schedule), effective October 1, 2025. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement - continued
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Global New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global New Discovery Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 6.1%
CACI International, Inc., “A” (a)	1,207	$579,022
LIG Nex 1 Co. Ltd.	942	331,673
Melrose Industries PLC	169,319	1,345,647
RENK Group AG	12,121	885,279
Standard Aero, Inc. (a)	12,628	334,516
Teledyne Technologies, Inc. (a)	1,775	955,252
		$4,431,389
Alcoholic Beverages – 1.0%
China Resources Beer Holdings Co. Ltd.	194,500	$695,332
Apparel Manufacturers – 0.8%
Burberry Group PLC (a)	32,056	$556,101
Automotive – 3.5%
Atmus Filtration Technologies, Inc.	20,206	$899,571
Lear Corp.	3,374	371,140
Modine Manufacturing Co. (a)	4,653	633,413
USS Co. Ltd.	48,800	591,561
		$2,495,685
Biotechnology – 0.7%
Exact Sciences Corp. (a)	11,164	$529,397
Broadcasting – 0.9%
NetEase Cloud Music, Inc. (a)	18,400	$653,088
Brokerage & Asset Managers – 6.0%
B3 S.A. - Brasil Bolsa Balcao	360,400	$862,804
Carlyle Group, Inc.	18,693	1,206,820
Cboe Global Markets, Inc.	3,851	908,643
Euronext N.V.	8,011	1,322,399
		$4,300,666
Business Services – 7.3%
Elis S.A.	35,938	$983,826
GMO Patient Gateway, Inc.	11,200	642,628
IMCD Group N.V.	4,131	463,858
Intertek Group PLC	8,118	514,600
NS Solutions Corp.	32,500	775,152
Scout24 AG	7,266	941,005
Sodexo	6,787	407,328
TransUnion	6,058	535,527
		$5,263,924
GNDFS-ANN
1

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.7%
Borregaard ASA	37,801	$785,942
Element Solutions, Inc.	26,180	673,349
UPL Ltd.	60,192	488,335
		$1,947,626
Computer Software – 7.2%
Kinaxis, Inc. (a)	5,011	$691,692
OBIC Co. Ltd.	30,600	1,081,182
Okta, Inc. (a)	6,304	584,822
Pegasystems, Inc.	14,995	812,879
SentinelOne, Inc., “A” (a)	24,507	462,202
Totvs S.A.	127,000	1,009,563
Vertex, Inc., “A” (a)	22,356	577,232
		$5,219,572
Computer Software - Systems – 1.7%
Kardex AG	1,803	$753,738
Q2 Holdings, Inc. (a)	5,964	469,546
		$1,223,284
Construction – 6.2%
Allegion PLC	6,377	$1,082,815
Breedon Group PLC	143,831	714,233
Equity Lifestyle Properties, Inc., REIT	11,532	695,264
James Hardie Industries PLC, GDR (a)	28,549	579,897
Knife River Corp. (a)	5,995	485,595
Mid-America Apartment Communities, Inc., REIT	6,354	926,540
		$4,484,344
Consumer Products – 0.5%
Dabur India Ltd.	58,817	$347,409
Consumer Services – 0.6%
MakeMyTrip Ltd. (a)	4,201	$414,849
Electrical Equipment – 2.0%
Advanced Drainage Systems, Inc.	4,346	$625,694
nVent Electric PLC	8,754	791,274
		$1,416,968
Electronics – 1.9%
ASM International N.V.	916	$440,118
Chroma ATE, Inc.	29,000	548,267
VAT Group AG	1,108	361,971
		$1,350,356
Energy - Independent – 1.1%
Matador Resources Co.	16,340	$822,882
2

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.2%
AtkinsRéalis Group, Inc.	6,505	$447,324
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	154,181	424,845
		$872,169
Entertainment – 1.0%
CTS Eventim AG	7,554	$707,436
Food & Beverages – 3.3%
Bakkafrost P/F	9,958	$432,114
Cranswick PLC	13,072	901,074
Toyo Suisan Kaisha Ltd.	8,100	556,434
Universal Robina Corp.	337,760	478,757
		$2,368,379
Forest & Paper Products – 1.2%
International Paper Co.	18,075	$897,966
Gaming & Lodging – 2.9%
Genius Sports Ltd. (a)	44,610	$570,562
Lottery Corp. Ltd.	211,955	814,268
Sands China Ltd.	268,000	697,210
		$2,082,040
General Merchandise – 0.4%
B&M European Value Retail S.A.	84,003	$273,287
Insurance – 2.0%
AUB Group Ltd.	66,699	$1,460,033
Interactive Media Services – 0.5%
Digital Garage, Inc.	15,600	$389,589
Machinery & Tools – 9.6%
AGCO Corp.	5,495	$594,504
Azbil Corp.	72,200	723,493
Flowserve Corp.	14,610	783,973
Interpump Group S.p.A	9,356	444,391
Kadant, Inc.	1,785	577,055
Nordson Corp.	3,130	704,532
RB Global, Inc.	12,126	1,388,912
Spirax Group PLC	4,283	422,300
Veralto Corp.	6,990	742,268
Zurn Elkay Water Solutions Corp.	11,829	536,563
		$6,917,991
Medical & Health Technology & Services – 2.6%
AS ONE Corp.	32,200	$553,486
ICON PLC (a)	3,867	688,094
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	288,983	608,200
		$1,849,780
3

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.4%
Bio-Techne Corp.	9,212	$503,252
ConvaTec Group PLC	141,352	452,027
Gerresheimer AG	6,480	326,891
STERIS PLC	5,918	1,450,265
Tecan Group AG	1,961	404,625
		$3,137,060
Oil Services – 1.4%
TechnipFMC PLC	27,413	$1,007,702
Other Banks & Diversified Financials – 3.2%
Bank of Cyprus Holdings PLC	61,040	$549,862
Pacific Premier Bancorp, Inc.	20,166	493,866
Prosperity Bancshares, Inc.	6,861	474,301
Shizuoka Financial Group, Inc.	61,200	817,787
		$2,335,816
Pollution Control – 2.5%
Daiseki Co. Ltd.	23,000	$559,525
GFL Environmental, Inc.	24,927	1,247,347
		$1,806,872
Real Estate – 1.2%
Swire Properties Ltd.	157,800	$426,046
Unite Group PLC, REIT	46,278	436,594
		$862,640
Restaurants – 3.7%
Aramark	22,304	$872,309
Greggs PLC	21,100	449,741
U.S. Foods Holding Corp. (a)	17,136	1,329,754
		$2,651,804
Specialty Chemicals – 1.2%
Croda International PLC	9,575	$324,575
Symrise AG	5,746	556,467
		$881,042
Specialty Stores – 3.8%
Burlington Stores, Inc. (a)	4,735	$1,376,370
Multiplan Empreendimentos Imobiliarios S.A.	186,964	960,363
ZOZO, Inc.	39,500	367,175
		$2,703,908
Telecom - Infrastructure – 0.9%
Wireless Infrastructure Italian S.p.A.	53,299	$645,993
Trucking – 0.8%
XPO, Inc. (a)	4,579	$593,896
Total Common Stocks (Identified Cost, $55,454,753)		$70,598,275
4

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $1,354,385)	1,354,250	$1,354,386
Other Assets, Less Liabilities – 0.1%		100,211
Net Assets – 100.0%		$72,052,872

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,354,386 and
$70,598,275, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Global New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $55,454,753)	$70,598,275
Investments in affiliated issuers, at value (identified cost, $1,354,385)	1,354,386
Foreign currency, at value (identified cost, $15,439)	15,444
Receivables for
Fund shares sold	71,145
Dividends	175,372
Receivable from investment adviser	10,047
Other assets	101
Total assets	$72,224,770
Liabilities
Payables for
Fund shares reacquired	$44,896
Payable to affiliates
Administrative services fee	222
Shareholder servicing costs	16,328
Distribution and service fees	936
Payable for independent Trustees' compensation	15
Deferred foreign capital gains tax expense payable	4,986
Payable for audit and tax fees	78,144
Accrued expenses and other liabilities	26,371
Total liabilities	$171,898
Net assets	$72,052,872
Net assets consist of
Paid-in capital	$56,663,450
Total distributable earnings (loss)	15,389,422
Net assets	$72,052,872
Shares of beneficial interest outstanding	2,881,301

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$23,985,379	974,353	$24.62
Class B	894,059	40,785	21.92
Class C	1,234,550	56,320	21.92
Class I	18,609,389	734,601	25.33
Class R1	148,585	6,783	21.90
Class R2	208,242	8,771	23.74
Class R3	860,009	34,961	24.60
Class R4	111,894	4,415	25.34
Class R6	26,000,765	1,020,312	25.48

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.12 [100 / 94.25 x $24.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Global New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,246,600
Dividends from affiliated issuers	79,692
Income on securities loaned	1,440
Other	39
Foreign taxes withheld	(89,933)
Total investment income	$1,237,838
Expenses
Management fee	$721,195
Distribution and service fees	87,101
Shareholder servicing costs	62,153
Administrative services fee	20,733
Independent Trustees' compensation	3,498
Custodian fee	26,725
Shareholder communications	14,810
Audit and tax fees	82,721
Legal fees	605
Registration fees	116,256
Miscellaneous	37,138
Total expenses	$1,172,935
Reduction of expenses by investment adviser and distributor	(296,270)
Net expenses	$876,665
Net investment income (loss)	$361,173
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $11,486 foreign capital gains tax)	$5,636,775
Affiliated issuers	278
Foreign currency	(10,118)
Net realized gain (loss)	$5,626,935
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $4,131 increase in deferred foreign capital gains tax)	$(1,793,786)
Affiliated issuers	(566)
Translation of assets and liabilities in foreign currencies	9,099
Net unrealized gain (loss)	$(1,785,253)
Net realized and unrealized gain (loss)	$3,841,682
Change in net assets from operations	$4,202,855
See Notes to Financial Statements
7

MFS Global New Discovery Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$361,173	$409,859
Net realized gain (loss)	5,626,935	790,407
Net unrealized gain (loss)	(1,785,253)	8,216,668
Change in net assets from operations	$4,202,855	$9,416,934
Total distributions to shareholders	$(381,749)	$—
Change in net assets from fund share transactions	$(9,677,405)	$(308,812)
Total change in net assets	$(5,856,299)	$9,108,122
Net assets
At beginning of period	77,909,171	68,801,049
At end of period	$72,052,872	$77,909,171
See Notes to Financial Statements
8

MFS Global New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.32	$20.56	$18.22	$27.56	$21.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.05	$(0.10)	$(0.06)
Net realized and unrealized gain (loss)	1.31	2.67	2.29	(7.66)	6.96
Total from investment operations	$1.38	$2.76	$2.34	$(7.76)	$6.90
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.08)	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$24.62	$23.32	$20.56	$18.22	$27.56
Total return (%) (r)(s)(t)(x)	5.94	13.42	12.84	(29.71)	32.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.80	1.78	1.67	1.68
Expenses after expense reductions	1.35	1.35	1.35	1.35	1.34
Net investment income (loss)	0.31	0.41	0.26	(0.45)	(0.26)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$23,985	$26,744	$24,868	$23,856	$44,743

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$20.85	$18.52	$16.54	$25.35	$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.07)	$(0.09)	$(0.24)	$(0.25)
Net realized and unrealized gain (loss)	1.16	2.40	2.07	(6.99)	6.46
Total from investment operations	$1.07	$2.33	$1.98	$(7.23)	$6.21
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$—	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$21.92	$20.85	$18.52	$16.54	$25.35
Total return (%) (r)(s)(t)(x)	5.13	12.58	11.97	(30.24)	31.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50	2.54	2.53	2.43	2.46
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.44)	(0.37)	(0.52)	(1.15)	(1.12)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$894	$1,220	$1,518	$1,739	$2,979

See Notes to Financial Statements
9

MFS Global New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$20.85	$18.52	$16.54	$25.35	$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.07)	$(0.09)	$(0.24)	$(0.25)
Net realized and unrealized gain (loss)	1.16	2.40	2.07	(6.99)	6.46
Total from investment operations	$1.07	$2.33	$1.98	$(7.23)	$6.21
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$—	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$21.92	$20.85	$18.52	$16.54	$25.35
Total return (%) (r)(s)(t)(x)	5.13	12.58	11.97	(30.24)	31.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50	2.54	2.54	2.43	2.46
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.42)	(0.37)	(0.54)	(1.16)	(1.13)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$1,235	$1,317	$1,578	$2,137	$3,896

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.00	$21.11	$18.66	$28.15	$21.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.15	$0.10	$(0.06)	$(0.00)(w)
Net realized and unrealized gain (loss)	1.33	2.74	2.35	(7.83)	7.10
Total from investment operations	$1.47	$2.89	$2.45	$(7.89)	$7.10
Less distributions declared to shareholders
From net investment income	$(0.14)	$—	$—	$(0.02)	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.14)	$—	$—	$(1.60)	$(0.91)
Net asset value, end of period (x)	$25.33	$24.00	$21.11	$18.66	$28.15
Total return (%) (r)(s)(t)(x)	6.17	13.69	13.13	(29.55)	33.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.50	1.55	1.54	1.40	1.43
Expenses after expense reductions	1.10	1.10	1.10	1.10	1.09
Net investment income (loss)	0.57	0.67	0.50	(0.26)	(0.02)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$18,609	$19,599	$17,671	$20,703	$61,502

See Notes to Financial Statements
10

MFS Global New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$20.84	$18.51	$16.53	$25.33	$20.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.06)	$(0.08)	$(0.23)	$(0.25)
Net realized and unrealized gain (loss)	1.15	2.39	2.06	(6.99)	6.45
Total from investment operations	$1.06	$2.33	$1.98	$(7.22)	$6.20
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$—	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$21.90	$20.84	$18.51	$16.53	$25.33
Total return (%) (r)(s)(t)(x)	5.09	12.59	11.98	(30.22)	31.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.50	2.55	2.53	2.43	2.45
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.09
Net investment income (loss)	(0.42)	(0.34)	(0.48)	(1.13)	(1.11)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$149	$141	$130	$114	$160

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$22.50	$19.89	$17.67	$26.85	$21.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$(0.00)(w)	$(0.13)	$(0.14)
Net realized and unrealized gain (loss)	1.25	2.58	2.22	(7.47)	6.81
Total from investment operations	$1.27	$2.61	$2.22	$(7.60)	$6.67
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.03)	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$23.74	$22.50	$19.89	$17.67	$26.85
Total return (%) (r)(s)(t)(x)	5.67	13.12	12.56	(29.91)	32.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.00	2.05	2.04	1.94	1.95
Expenses after expense reductions	1.60	1.60	1.60	1.60	1.59
Net investment income (loss)	0.08	0.16	(0.00)	(0.61)	(0.61)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$208	$198	$179	$225	$237

See Notes to Financial Statements
11

MFS Global New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.31	$20.56	$18.22	$27.56	$21.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.09	$0.07	$(0.08)	$(0.09)
Net realized and unrealized gain (loss)	1.30	2.66	2.27	(7.68)	6.99
Total from investment operations	$1.38	$2.75	$2.34	$(7.76)	$6.90
Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$—	$—	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.09)	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$24.60	$23.31	$20.56	$18.22	$27.56
Total return (%) (r)(s)(t)(x)	5.95	13.38	12.84	(29.71)	32.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.80	1.76	1.68	1.70
Expenses after expense reductions	1.35	1.35	1.35	1.35	1.34
Net investment income (loss)	0.34	0.42	0.34	(0.37)	(0.35)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$860	$860	$731	$189	$294

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.02	$21.13	$18.67	$28.15	$21.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.18	$0.08	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.30	2.71	2.38	(7.85)	7.13
Total from investment operations	$1.46	$2.89	$2.46	$(7.88)	$7.10
Less distributions declared to shareholders
From net investment income	$(0.14)	$—	$—	$(0.02)	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.14)	$—	$—	$(1.60)	$(0.91)
Net asset value, end of period (x)	$25.34	$24.02	$21.13	$18.67	$28.15
Total return (%) (r)(s)(t)(x)	6.15	13.68	13.18	(29.53)	33.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51	1.55	1.56	1.43	1.45
Expenses after expense reductions	1.10	1.10	1.10	1.10	1.09
Net investment income (loss)	0.66	0.82	0.41	(0.13)	(0.11)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$112	$208	$93	$82	$116

See Notes to Financial Statements
12

MFS Global New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.14	$21.21	$18.73	$28.24	$22.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.17	$0.12	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	1.34	2.76	2.36	(7.88)	7.14
Total from investment operations	$1.50	$2.93	$2.48	$(7.89)	$7.14
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$—	$(0.04)	$—
From net realized gain	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.16)	$—	$—	$(1.62)	$(0.91)
Net asset value, end of period (x)	$25.48	$24.14	$21.21	$18.73	$28.24
Total return (%) (r)(s)(t)(x)	6.28	13.81	13.24	(29.49)	33.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41	1.45	1.43	1.33	1.37
Expenses after expense reductions	1.01	1.00	1.01	1.00	1.01
Net investment income (loss)	0.68	0.77	0.62	(0.03)	(0.01)
Portfolio turnover rate	47	37	29	36	36
Net assets at end of period (000 omitted)	$26,001	$27,624	$22,034	$14,688	$20,788

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Global New Discovery Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,590,065	$—	$—	$29,590,065
Japan	1,724,266	5,333,746	—	7,058,012
United Kingdom	6,960,741	—	—	6,960,741
Canada	3,775,275	—	—	3,775,275
Germany	3,417,078	—	—	3,417,078
Australia	—	2,854,198	—	2,854,198
Brazil	2,832,730	—	—	2,832,730
France	2,713,553	—	—	2,713,553
Switzerland	1,520,334	—	—	1,520,334
Other Countries	6,856,346	3,019,943	—	9,876,289
Investment Companies	1,354,386	—	—	1,354,386
Total	$60,744,774	$11,207,887	$—	$71,952,661
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
15

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$381,749	$—
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
As of 8/31/25
Cost of investments	$57,455,005
Gross appreciation	17,235,306
Gross depreciation	(2,737,650)
Net unrealized appreciation (depreciation)	$14,497,656
Undistributed ordinary income	336,107
Undistributed long-term capital gain	561,421
Other temporary differences	(5,762)
Total distributable earnings (loss)	$15,389,422
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$83,292	$—
Class I	112,932	—
Class R2	272	—
Class R3	3,265	—
Class R4	1,221	—
Class R6	180,767	—
Total	$381,749	$—
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $10,224, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2025, this reduction amounted to $286,032, which is included in the reduction of total expenses in the Statement of Operations.
17

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,373 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$60,580
Class B	0.75%	0.25%	1.00%	1.00%	10,047
Class C	0.75%	0.25%	1.00%	1.00%	11,996
Class R1	0.75%	0.25%	1.00%	1.00%	1,394
Class R2	0.25%	0.25%	0.50%	0.50%	972
Class R3	—	0.25%	0.25%	0.25%	2,112
Total Distribution and Service Fees					$87,101
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $14 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$267
Class B	11
Class C	123
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $11,691, which equated to 0.0158% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $50,462.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0280% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$70
8/19/2024	Redemption	Class B	3	55
8/19/2024	Redemption	Class C	3	65
8/19/2024	Redemption	Class I	3	76
At August 31, 2025, MFS held approximately 68% and 51% of the outstanding shares of Class R1 and Class R2, respectively, and 100% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $33,880,219 and $42,502,556, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	105,062	$2,412,743	170,754	$3,639,915
Class B	811	15,794	528	10,351
Class C	7,141	144,092	4,146	76,656
Class I	216,136	5,136,225	204,113	4,441,381
Class R1	35	720	38	720
Class R2	254	5,663	393	8,188
Class R3	2,696	62,203	3,509	75,708
Class R4	363	8,308	4,261	95,419
Class R6	229,550	5,451,206	291,925	6,415,734
	562,048	$13,236,954	679,667	$14,764,072
Shares issued to shareholders in reinvestment of distributions
Class A	3,762	$83,253	—	$—
Class I	4,915	111,729	—	—
Class R2	13	272	—	—
Class R3	148	3,265	—	—
Class R4	54	1,221	—	—
Class R6	7,031	160,666	—	—
	15,923	$360,406	—	$—
19

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(281,289)	$(6,489,854)	(233,260)	$(5,012,864)
Class B	(18,514)	(379,093)	(23,985)	(445,420)
Class C	(13,974)	(287,430)	(26,156)	(503,690)
Class I	(303,128)	(7,173,604)	(224,555)	(4,931,406)
Class R1	—	—	(332)	(6,931)
Class R2	(279)	(6,233)	(598)	(12,396)
Class R3	(4,750)	(111,520)	(2,177)	(47,489)
Class R4	(4,651)	(112,784)	—	—
Class R6	(360,618)	(8,714,247)	(186,310)	(4,112,688)
	(987,203)	$(23,274,765)	(697,373)	$(15,072,884)
Net change
Class A	(172,465)	$(3,993,858)	(62,506)	$(1,372,949)
Class B	(17,703)	(363,299)	(23,457)	(435,069)
Class C	(6,833)	(143,338)	(22,010)	(427,034)
Class I	(82,077)	(1,925,650)	(20,442)	(490,025)
Class R1	35	720	(294)	(6,211)
Class R2	(12)	(298)	(205)	(4,208)
Class R3	(1,906)	(46,052)	1,332	28,219
Class R4	(4,234)	(103,255)	4,261	95,419
Class R6	(124,037)	(3,102,375)	105,615	2,303,046
	(409,232)	$(9,677,405)	(17,706)	$(308,812)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $369 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,211,738	$21,456,654	$22,313,718	$278	$(566)	$1,354,386

20

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$79,692	$—
21

MFS Global New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global New Discovery Fund and the Board of Trustees of MFS Series Trust IV
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2025
22

MFS Global New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $4,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 49.01% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $953,365. The fund intends to pass through foreign tax credits of $93,108 for the fiscal year.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement
MFS Global New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2024, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and
25

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement - continued
MFS’ efforts to improve the Fund’s performance. The Trustees further noted the Fund’s recent improved performance for the one- and three-year periods ended February 28, 2025. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS U.S. Government Money Market Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 67.3%
Fannie Mae, 4.27%, due 9/15/2025	$11,000,000	$10,981,819
Fannie Mae, 4.14%, due 12/02/2025	10,100,000	9,994,433
Federal Farm Credit Bank, 4.25%, due 9/03/2025	9,950,000	9,947,667
Federal Farm Credit Bank, 4.3%, due 10/02/2025	7,000,000	6,974,322
Federal Farm Credit Bank, 4.13%, due 12/03/2025	9,400,000	9,300,924
Federal Home Loan Bank, 4.17%, due 9/09/2025	11,100,000	11,089,887
Federal Home Loan Bank, 4.16%, due 9/24/2025	6,100,000	6,084,099
Federal Home Loan Bank, 4.25%, due 10/06/2025	15,100,000	15,038,268
Federal Home Loan Bank, 4.3%, due 10/20/2025	11,050,000	10,986,004
Federal Home Loan Bank, 4.29%, due 10/24/2025	13,700,000	13,614,280
Federal Home Loan Bank, 4.2%, due 10/31/2025	10,000,000	9,930,583
Federal Home Loan Bank, 4.22%, due 11/12/2025	11,600,000	11,504,184
Federal Home Loan Bank, 4.11%, due 12/12/2025	9,600,000	9,489,568
Freddie Mac, 4.25%, due 10/20/2025	15,200,000	15,113,521
Freddie Mac, 4.21%, due 11/03/2025	9,400,000	9,331,733
U.S. Treasury Bill, 4.27%, due 9/11/2025	16,500,000	16,480,578
U.S. Treasury Bill, 4.29%, due 9/16/2025	28,300,000	28,249,818
U.S. Treasury Bill, 4.29%, due 9/30/2025	11,600,000	11,560,183
U.S. Treasury Bill, 4.3%, due 10/09/2025	15,500,000	15,430,424
U.S. Treasury Bill, 4.22%, due 10/14/2025	12,000,000	11,939,836
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$243,042,131
Repurchase Agreements – 32.8%
BofA Securities, Inc. Repurchase Agreement, 4.32%, dated 8/29/2025, due 9/02/2025, total to be received $59,367,483 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $60,626,648)	$59,339,000	$59,339,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.3%, dated 8/29/2025, due 9/02/2025, total to be received $59,366,495 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $60,524,995)	59,338,145	59,338,145
Total Repurchase Agreements, at Cost and Value		$118,677,145
Other Assets, Less Liabilities – (0.1)%		(272,694)
Net Assets – 100.0%		$361,446,582

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MCMFS-ANN
1

MFS U.S. Government Money Market Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at cost and value	$243,042,131
Investments in unaffiliated repurchase agreements, at cost and value	118,677,145
Receivables for
Fund shares sold	600,119
Interest	42,625
Receivable from investment adviser and distributor	33,527
Other assets	258
Total assets	$362,395,805
Liabilities
Payables for
Distributions	$4,425
Fund shares reacquired	814,523
Payable to affiliates
Administrative services fee	622
Shareholder servicing costs	61,539
Payable for independent Trustees' compensation	73
Accrued expenses and other liabilities	68,041
Total liabilities	$949,223
Net assets	$361,446,582
Net assets consist of
Paid-in capital	$361,448,986
Total distributable earnings (loss)	(2,404)
Net assets	$361,446,582
Shares of beneficial interest outstanding	361,447,071
Net asset value per share (net assets of $361,446,582 / 361,447,071 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
2

MFS U.S. Government Money Market Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Interest	$16,587,194
Other	125
Total investment income	$16,587,319
Expenses
Management fee	$1,474,807
Shareholder servicing costs	504,354
Administrative services fee	60,228
Independent Trustees' compensation	9,296
Custodian fee	11,965
Shareholder communications	9,634
Audit and tax fees	51,878
Legal fees	2,314
Miscellaneous	91,505
Total expenses	$2,215,981
Fees paid indirectly	(11,965)
Reduction of expenses by investment adviser	(554,992)
Net expenses	$1,649,024
Net investment income (loss)	$14,938,295
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$152
Change in net assets from operations	$14,938,447
See Notes to Financial Statements
3

MFS U.S. Government Money Market Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$14,938,295	$18,763,916
Net realized gain (loss)	152	5,933
Change in net assets from operations	$14,938,447	$18,769,849
Total distributions to shareholders	$(14,938,294)	$(18,763,916)
Change in net assets from fund share transactions	$(1,926,929)	$(25,349,290)
Total change in net assets	$(1,926,776)	$(25,343,357)
Net assets
At beginning of period	363,373,358	388,716,715
At end of period	$361,446,582	$363,373,358
See Notes to Financial Statements
4

MFS U.S. Government Money Market Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	4.13	5.03	3.81	0.27	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.60	0.57	0.59	0.55
Expenses after expense reductions (f)	0.45	0.45	0.45	0.23	0.06
Net investment income (loss)	4.05	4.92	3.70	0.31	0.00
Net assets at end of period (000 omitted)	$361,447	$363,373	$388,717	$464,355	$344,209

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
5

MFS U.S. Government Money Market Fund
Notes to Financial Statements
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
6

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$361,719,276	$—	$361,719,276
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2025, the fund had investments in repurchase agreements with a gross value of $118,677,145 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the year ended August 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/25	Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$14,938,294	$18,763,916
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$361,719,276
Undistributed ordinary income	2,021
Other temporary differences	(4,425)
Total distributable earnings (loss)	$(2,404)
7

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $50,995, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2025, this reduction amounted to $503,997, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the year ended August 31, 2025 were $12,942.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $293,251, which equated to 0.0795% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $211,103.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — On August 19, 2024, MFS redeemed 3 shares of the fund for an aggregate amount of $3.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25	Year ended 8/31/24
Shares sold	158,446,274	140,108,761
Shares issued to shareholders in reinvestment of distributions	14,845,273	18,674,910
Shares reacquired	(175,218,476)	(184,132,961)
Net change	(1,926,929)	(25,349,290)
8

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $1,807 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
9

MFS U.S. Government Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS U.S. Government Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS U.S. Government Money Market Fund (the “Fund”), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
10

MFS U.S. Government Money Market Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
12

MFS U.S. Government Money Market Fund
Board Review of Investment Advisory Agreement
MFS U.S. Government Money Market Fund
 The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
 In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
 In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”),  an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
 Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
 In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  In addition, the Trustees noted the market conditions affecting all money market funds, in particular the low interest rate environment during portions of the three- and five-year periods, and MFS’ voluntary waiver
13

MFS U.S. Government Money Market Fund
Board Review of Investment Advisory Agreement - continued
of all or a portion of its fees to ensure that the Fund avoided a negative yield during certain periods.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
14

MFS Mid Cap Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Fund
Portfolio of Investments − 8/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 9.0%
Axon Enterprise, Inc. (a)	480,692	$359,216,325
BWX Technologies, Inc.	723,309	117,204,990
Curtiss-Wright Corp.	244,142	116,736,497
Firefly Aerospace, Inc. (a)	395,061	17,923,918
Hexcel Corp.	1,001,266	63,229,948
Howmet Aerospace, Inc.	3,238,792	563,873,687
Melrose Industries PLC	6,198,923	49,265,370
Mirion Technologies, Inc. (a)	2,208,881	45,282,060
TransDigm Group, Inc. (a)	24,637	34,464,207
		$1,367,197,002
Apparel Manufacturers – 0.3%
Amer Sports, Inc. (a)	808,578	$31,793,287
VF Corp.	1,146,201	17,342,021
		$49,135,308
Automotive – 2.0%
ACV Auctions, Inc. (a)	5,126,540	$59,775,456
Carvana Co. (a)	450,609	167,590,499
Copart, Inc. (a)	1,406,165	68,634,914
		$296,000,869
Biotechnology – 0.6%
Exact Sciences Corp. (a)	2,049,849	$97,203,840
Broadcasting – 4.6%
Spotify Technology S.A. (a)	634,864	$432,901,064
TKO Group Holdings, Inc.	1,394,733	264,385,588
		$697,286,652
Brokerage & Asset Managers – 9.9%
Ares Management Co.	1,410,856	$252,825,395
Carlyle Group, Inc.	3,541,573	228,643,953
LPL Financial Holdings, Inc.	872,223	317,907,839
NASDAQ, Inc.	2,457,967	232,867,794
Robinhood Markets, Inc. (a)	2,451,382	255,017,270
TPG, Inc.	1,995,140	120,406,699
Tradeweb Markets, Inc.	717,351	88,492,419
		$1,496,161,369
Business Services – 5.0%
CoStar Group, Inc. (a)	2,649,488	$237,102,681
Morningstar, Inc.	168,515	44,221,707
MSCI, Inc.	68,953	39,145,997
TransUnion	2,433,650	215,134,660
Verisk Analytics, Inc., “A”	850,644	228,074,669
		$763,679,714
OTCFS-ANN
1

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.8%
Bullish Ltd. (a)	215,461	$12,718,663
Cadence Design Systems, Inc. (a)	746,375	261,552,191
Cloudflare, Inc., “A” (a)	563,371	117,581,161
Constellation Software, Inc.	83,398	276,323,774
Datadog, Inc., “A” (a)	1,510,491	206,453,910
Figma, Inc. (a)	245,294	17,239,262
Guidewire Software, Inc. (a)	1,966,105	426,684,107
Manhattan Associates, Inc. (a)	411,608	88,676,828
Okta, Inc. (a)	1,662,729	154,251,369
Pegasystems, Inc.	1,161,353	62,956,946
PTC, Inc. (a)	121,856	26,016,256
ServiceTitan, Inc., “A” (a)	270,672	29,024,159
Tyler Technologies, Inc. (a)	461,809	259,943,050
		$1,939,421,676
Computer Software - Systems – 1.4%
Block, Inc., “A” (a)	1,429,076	$113,811,613
CDW Corp.	99,268	16,355,396
Q2 Holdings, Inc. (a)	1,018,876	80,216,107
		$210,383,116
Construction – 1.5%
Vulcan Materials Co.	783,086	$228,003,320
Consumer Products – 0.4%
ODDITY Tech Ltd. (a)	1,067,706	$64,286,578
Consumer Services – 1.1%
Bright Horizons Family Solutions, Inc. (a)	1,026,269	$121,140,793
Expedia Group, Inc.	199,418	42,834,986
		$163,975,779
Electrical Equipment – 0.8%
AMETEK, Inc.	131,819	$24,360,151
Hubbell, Inc.	83,532	36,001,457
Vertiv Holdings Co.	522,451	66,638,625
		$127,000,233
Electronics – 3.6%
ASM International N.V.	43,454	$20,878,688
Astera Labs, Inc. (a)	1,265,590	230,590,498
Monolithic Power Systems, Inc.	356,628	298,055,417
		$549,524,603
Energy - Independent – 0.6%
Expand Energy Corp.	897,830	$86,891,987
Engineering - Construction – 1.4%
Quanta Services, Inc.	562,860	$212,738,566
Entertainment – 2.3%
Live Nation Entertainment, Inc. (a)	2,069,757	$344,593,843
2

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 5.9%
Carnival Corp. (a)	2,049,606	$65,361,935
DraftKings, Inc. (a)	4,943,661	237,196,855
Hyatt Hotels Corp.	1,117,087	161,173,312
Royal Caribbean Cruises Ltd.	471,849	171,384,994
Sportradar Group AG (a)	3,652,251	113,000,646
Viking Holdings Ltd. (a)	2,430,593	154,634,327
		$902,752,069
General Merchandise – 0.4%
Dollar General Corp.	568,463	$61,826,036
Insurance – 0.8%
Arthur J. Gallagher & Co.	393,813	$119,226,886
Leisure & Toys – 5.6%
Roblox Corp., “A” (a)	3,072,942	$382,857,844
Take-Two Interactive Software, Inc. (a)	2,008,471	468,516,030
		$851,373,874
Machinery & Tools – 2.0%
Trimble, Inc. (a)	2,373,788	$191,849,546
Wabtec Corp.	554,582	107,311,617
		$299,161,163
Medical & Health Technology & Services – 1.5%
Tempus AI, Inc. (a)(l)	224,112	$17,001,136
Veeva Systems, Inc. (a)	766,615	206,372,758
		$223,373,894
Medical Equipment – 6.6%
Agilent Technologies, Inc.	873,143	$109,719,149
Caris Life Sciences, Inc. (a)(l)	494,099	18,968,461
DexCom, Inc. (a)	2,883,049	217,208,912
Masimo Corp. (a)	1,647,493	230,171,247
Natera, Inc. (a)	1,420,710	239,034,458
STERIS PLC	553,757	135,703,690
Waters Corp. (a)	189,423	57,167,861
		$1,007,973,778
Metals & Mining – 0.7%
Cameco Corp.	1,418,201	$109,754,575
Natural Gas - Pipeline – 1.9%
Cheniere Energy, Inc.	1,168,741	$282,624,949
Pharmaceuticals – 1.6%
Ascendis Pharma, ADR (a)	1,282,886	$249,226,263
Pollution Control – 0.9%
GFL Environmental, Inc.	2,695,434	$134,879,517
3

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.0%
CBRE Group, Inc., “A” (a)	1,887,761	$306,043,813
Restaurants – 3.0%
Aramark	2,694,108	$105,366,564
Chipotle Mexican Grill, Inc., “A” (a)	489,609	20,632,123
Performance Food Group Co. (a)	861,040	87,309,456
U.S. Foods Holding Corp. (a)	565,516	43,884,042
Wingstop, Inc.	597,718	196,123,230
		$453,315,415
Specialty Stores – 6.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,136,331	$110,996,812
Burlington Stores, Inc. (a)	585,860	170,297,785
Chewy, Inc., “A” (a)	1,139,935	46,691,738
Coupang, Inc. (a)	7,685,735	219,658,306
Floor & Decor Holdings, Inc., “A” (a)	443,309	36,315,873
O'Reilly Automotive, Inc. (a)	2,151,640	223,082,035
Tapestry, Inc.	1,047,556	106,662,152
Tractor Supply Co.	614,890	37,975,607
		$951,680,308
Utilities - Electric Power – 2.6%
Vistra Corp.	2,126,480	$402,138,633
Total Common Stocks (Identified Cost, $9,940,785,983)		$15,048,835,628

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	115,391	$0

Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.33% (v) (Identified Cost, $141,347,312)	141,344,754	$141,358,889
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j) (Identified Cost, $4,987,245)	4,987,245	$4,987,245
Other Assets, Less Liabilities – (0.1)%		(12,707,243)
Net Assets – 100.0%		$15,182,474,519

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,358,889 and
$15,053,822,873, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS Mid Cap Growth Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 Assets
Investments in unaffiliated issuers, at value, including $17,184,567 of securities on loan (identified cost, $9,945,773,228)	$15,053,822,873
Investments in affiliated issuers, at value (identified cost, $141,347,312)	141,358,889
Foreign currency, at value (identified cost, $249)	248
Receivables for
Fund shares sold	23,375,308
Interest and dividends	4,512,299
Other assets	6,638
Total assets	$15,223,076,255
Liabilities
Payables for
Fund shares reacquired	$31,153,843
Collateral for securities loaned, at value (c)	4,987,245
Payable to affiliates
Investment adviser	1,035,302
Administrative services fee	6,006
Shareholder servicing costs	2,754,849
Distribution and service fees	78,890
Payable for independent Trustees' compensation	2,367
Accrued expenses and other liabilities	583,234
Total liabilities	$40,601,736
Net assets	$15,182,474,519
Net assets consist of
Paid-in capital	$8,629,453,090
Total distributable earnings (loss)	6,553,021,429
Net assets	$15,182,474,519
Shares of beneficial interest outstanding	455,541,205

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,844,672,010	59,698,914	$30.90
Class B	3,929,210	168,986	23.25
Class C	69,515,961	3,104,042	22.40
Class I	3,968,716,070	117,859,545	33.67
Class R1	3,034,810	131,290	23.12
Class R2	24,044,388	850,149	28.28
Class R3	684,491,966	22,313,623	30.68
Class R4	298,057,506	9,092,267	32.78
Class R6	8,286,012,598	242,322,389	34.19

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.79 [100 / 94.25 x $30.90]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Mid Cap Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$57,265,173
Dividends from affiliated issuers	9,664,432
Other	579,614
Income on securities loaned	276,513
Foreign taxes withheld	(400,640)
Total investment income	$67,385,092
Expenses
Management fee	$95,238,134
Distribution and service fees	7,005,537
Shareholder servicing costs	9,190,784
Administrative services fee	580,618
Independent Trustees' compensation	153,279
Custodian fee	480,288
Shareholder communications	927,354
Audit and tax fees	72,369
Legal fees	81,855
Miscellaneous	504,468
Total expenses	$114,234,686
Fees paid indirectly	(126)
Reduction of expenses by investment adviser and distributor	(2,073,011)
Net expenses	$112,161,549
Net investment income (loss)	$(44,776,457)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,006,710,878
Affiliated issuers	(440)
Foreign currency	(137,177)
Net realized gain (loss)	$2,006,573,261
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(119,553,723)
Affiliated issuers	(85,903)
Translation of assets and liabilities in foreign currencies	13,640
Net unrealized gain (loss)	$(119,625,986)
Net realized and unrealized gain (loss)	$1,886,947,275
Change in net assets from operations	$1,842,170,818
See Notes to Financial Statements
7

MFS Mid Cap Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/25	8/31/24
Change in net assets
From operations
Net investment income (loss)	$(44,776,457)	$(19,916,056)
Net realized gain (loss)	2,006,573,261	1,115,937,009
Net unrealized gain (loss)	(119,625,986)	1,205,564,041
Change in net assets from operations	$1,842,170,818	$2,301,584,994
Total distributions to shareholders	$(1,018,255,902)	$—
Change in net assets from fund share transactions	$(362,659,118)	$(654,671,065)
Total change in net assets	$461,255,798	$1,646,913,929
Net assets
At beginning of period	14,721,218,721	13,074,304,792
At end of period	$15,182,474,519	$14,721,218,721
See Notes to Financial Statements
8

MFS Mid Cap Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$29.52	$25.03	$22.55	$31.84	$24.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.11)	$(0.06)	$(0.15)	$(0.18)
Net realized and unrealized gain (loss)	3.77	4.60	2.54	(8.02)	7.60
Total from investment operations	$3.60	$4.49	$2.48	$(8.17)	$7.42
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$30.90	$29.52	$25.03	$22.55	$31.84
Total return (%) (r)(s)(t)(x)	12.48	17.94	11.00	(26.53)	30.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.04	1.04	1.03	1.01
Expenses after expense reductions (f)	1.01	1.02	1.03	1.01	1.00
Net investment income (loss)	(0.57)	(0.41)	(0.24)	(0.54)	(0.65)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$1,844,672	$1,760,265	$1,560,931	$1,477,097	$2,130,372

Class B	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$22.88	$19.55	$17.75	$25.48	$19.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)	$(0.24)	$(0.18)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss)	2.88	3.57	1.98 (g)	(6.33)(g)	6.11
Total from investment operations	$2.59	$3.33	$1.80	$(6.61)	$5.80
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$23.25	$22.88	$19.55	$17.75	$25.48
Total return (%) (r)(s)(t)(x)	11.63	17.03	10.14	(27.05)	29.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.79	1.79	1.78	1.76
Expenses after expense reductions (f)	1.76	1.77	1.78	1.76	1.75
Net investment income (loss)	(1.31)	(1.16)	(0.99)	(1.30)	(1.39)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$3,929	$5,909	$8,033	$10,002	$18,021

See Notes to Financial Statements
9

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class C	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$22.11	$18.89	$17.15	$24.66	$19.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.28)	$(0.24)	$(0.17)	$(0.27)	$(0.30)
Net realized and unrealized gain (loss)	2.79	3.46	1.91 (g)	(6.12)(g)	5.91 (g)
Total from investment operations	$2.51	$3.22	$1.74	$(6.39)	$5.61
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$22.40	$22.11	$18.89	$17.15	$24.66
Total return (%) (r)(s)(t)(x)	11.68	17.05	10.15	(27.06)	29.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.79	1.79	1.78	1.76
Expenses after expense reductions (f)	1.76	1.77	1.78	1.76	1.75
Net investment income (loss)	(1.31)	(1.16)	(0.99)	(1.30)	(1.40)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$69,516	$76,828	$76,216	$85,842	$137,007

Class I	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$31.90	$26.99	$24.26	$34.07	$26.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.05)	$0.00 (w)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss)	4.09	4.96	2.73	(8.61)	8.12
Total from investment operations	$3.99	$4.91	$2.73	$(8.69)	$8.00
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$33.67	$31.90	$26.99	$24.26	$34.07
Total return (%) (r)(s)(t)(x)	12.78	18.19	11.25	(26.32)	30.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.79	0.79	0.78	0.76
Expenses after expense reductions (f)	0.76	0.77	0.78	0.77	0.75
Net investment income (loss)	(0.32)	(0.16)	0.01	(0.28)	(0.40)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$3,968,716	$4,128,562	$3,541,201	$4,344,475	$4,444,325

See Notes to Financial Statements
10

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$22.75	$19.44	$17.65	$25.35	$19.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)	$(0.24)	$(0.18)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss)	2.88	3.55	1.97 (g)	(6.30)(g)	6.08
Total from investment operations	$2.59	$3.31	$1.79	$(6.58)	$5.77
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$23.12	$22.75	$19.44	$17.65	$25.35
Total return (%) (r)(s)(t)(x)	11.70	17.03	10.14	(27.07)	29.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.79	1.79	1.78	1.76
Expenses after expense reductions (f)	1.76	1.77	1.78	1.76	1.75
Net investment income (loss)	(1.31)	(1.16)	(0.99)	(1.30)	(1.39)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$3,035	$2,839	$3,097	$3,040	$5,281

Class R2	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$27.25	$23.17	$20.93	$29.70	$23.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)	$(0.17)	$(0.10)	$(0.20)	$(0.24)
Net realized and unrealized gain (loss)	3.47	4.25	2.34	(7.45)	7.11
Total from investment operations	$3.25	$4.08	$2.24	$(7.65)	$6.87
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$28.28	$27.25	$23.17	$20.93	$29.70
Total return (%) (r)(s)(t)(x)	12.22	17.61	10.70	(26.70)	30.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	1.29	1.29	1.28	1.26
Expenses after expense reductions (f)	1.26	1.27	1.28	1.27	1.25
Net investment income (loss)	(0.81)	(0.66)	(0.49)	(0.79)	(0.90)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$24,044	$25,996	$23,393	$21,633	$29,120

See Notes to Financial Statements
11

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$29.32	$24.86	$22.40	$31.63	$24.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.11)	$(0.05)	$(0.14)	$(0.18)
Net realized and unrealized gain (loss)	3.75	4.57	2.51	(7.97)	7.55
Total from investment operations	$3.58	$4.46	$2.46	$(8.11)	$7.37
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$30.68	$29.32	$24.86	$22.40	$31.63
Total return (%) (r)(s)(t)(x)	12.50	17.94	10.98	(26.52)	30.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.04	1.04	1.03	1.01
Expenses after expense reductions (f)	1.01	1.02	1.03	1.01	1.00
Net investment income (loss)	(0.56)	(0.41)	(0.24)	(0.54)	(0.65)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$684,492	$644,603	$592,712	$557,897	$777,474

Class R4	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$31.11	$26.32	$23.66	$33.25	$25.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.05)	$0.00 (w)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss)	3.99	4.84	2.66	(8.39)	7.93
Total from investment operations	$3.89	$4.79	$2.66	$(8.47)	$7.81
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$32.78	$31.11	$26.32	$23.66	$33.25
Total return (%) (r)(s)(t)(x)	12.79	18.20	11.24	(26.30)	30.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.79	0.79	0.78	0.76
Expenses after expense reductions (f)	0.76	0.77	0.78	0.76	0.75
Net investment income (loss)	(0.32)	(0.16)	0.01	(0.29)	(0.40)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$298,058	$277,965	$268,875	$300,198	$389,323

See Notes to Financial Statements
12

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$32.33	$27.32	$24.52	$34.39	$26.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.01)	$0.04	$(0.05)	$(0.09)
Net realized and unrealized gain (loss)	4.14	5.02	2.76	(8.70)	8.20
Total from investment operations	$4.08	$5.01	$2.80	$(8.75)	$8.11
Less distributions declared to shareholders
From net realized gain	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$34.19	$32.33	$27.32	$24.52	$34.39
Total return (%) (r)(s)(t)(x)	12.90	18.34	11.42	(26.24)	30.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.67	0.67	0.66	0.66
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	(0.20)	(0.04)	0.14	(0.18)	(0.30)
Portfolio turnover rate	54	35	30	21	23
Net assets at end of period (000 omitted)	$8,286,013	$7,798,250	$6,999,847	$6,400,990	$8,056,150

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Mid Cap Growth Fund
Notes to Financial Statements
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
14

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,334,148,897	$—	$—	$13,334,148,897
Canada	520,957,866	0	—	520,957,866
Sweden	432,901,064	—	—	432,901,064
Denmark	249,226,263	—	—	249,226,263
South Korea	219,658,306	—	—	219,658,306
Switzerland	113,000,646	—	—	113,000,646
Israel	64,286,578	—	—	64,286,578
United Kingdom	49,265,370	—	—	49,265,370
Finland	31,793,287	—	—	31,793,287
Other Countries	33,597,351	—	—	33,597,351
Investment Companies	146,346,134	—	—	146,346,134
Total	$15,195,181,762	$0	$—	$15,195,181,762
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
15

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $17,184,567.  The fair value of the fund's investment securities on loan and a related liability of $4,987,245 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $12,290,329 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended August 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
16

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25	Year ended 8/31/24
Long-term capital gains	$1,018,255,902	$—
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$10,136,004,861
Gross appreciation	5,286,784,129
Gross depreciation	(227,607,228)
Net unrealized appreciation (depreciation)	$5,059,176,901
Undistributed long-term capital gain	1,530,632,178
Late year ordinary loss deferral	(36,787,330)
Other temporary differences	(320)
Total distributable earnings (loss)	$6,553,021,429
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/25	Year ended 8/31/24
Class A	$130,328,699	$—
Class B	512,760	—
Class C	7,330,733	—
Class I	292,207,979	—
Class R1	282,742	—
Class R2	2,039,755	—
Class R3	47,236,442	—
Class R4	21,589,660	—
Class R6	516,727,132	—
Total	$1,018,255,902	$—
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2025, this management fee reduction amounted to $2,071,808, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
17

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $195,402 for the year ended August 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,470,739
Class B	0.75%	0.25%	1.00%	1.00%	48,417
Class C	0.75%	0.25%	1.00%	1.00%	721,928
Class R1	0.75%	0.25%	1.00%	1.00%	29,058
Class R2	0.25%	0.25%	0.50%	0.50%	126,067
Class R3	—	0.25%	0.25%	0.25%	1,609,328
Total Distribution and Service Fees					$7,005,537
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2025, this rebate amounted to $1,124, $7, and $72 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2025, were as follows:
Amount
Class A	$22,714
Class B	433
Class C	3,668
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2025, the fee was $517,491, which equated to 0.0035% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for
18

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,673,293.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2025 was equivalent to an annual effective rate of 0.0039% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$246
8/19/2024	Redemption	Class I	4	124
8/19/2024	Redemption	Class R1	3	73
8/19/2024	Redemption	Class R2	4	101
8/19/2024	Redemption	Class R3	3	81
8/19/2024	Redemption	Class R4	4	117
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2025, this reimbursement amounted to $576,380, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $8,015,415,446 and $9,057,649,162, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,482,724	$189,719,801	7,009,745	$191,855,345
Class B	5,277	121,347	658	12,949
Class C	284,779	6,138,149	416,342	8,502,838
Class I	38,258,391	1,237,040,249	29,261,695	874,087,904
Class R1	26,335	593,540	23,207	497,203
Class R2	151,511	3,957,391	198,315	5,004,547
Class R3	4,262,852	125,382,535	3,269,436	88,976,977
Class R4	2,242,421	70,199,827	1,506,380	43,878,151
Class R6	46,917,316	1,484,057,686	38,881,450	1,147,759,785
	98,631,606	$3,117,210,525	80,567,228	$2,360,575,699
19

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
	Year ended 8/31/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,987,693	$118,673,723	—	$—
Class B	22,604	509,035	—	—
Class C	332,453	7,210,914	—	—
Class I	8,726,343	282,558,954	—	—
Class R1	12,628	282,742	—	—
Class R2	74,502	2,033,186	—	—
Class R3	1,598,526	47,236,442	—	—
Class R4	675,635	21,296,045	—	—
Class R6	14,995,944	492,616,743	—	—
	30,426,328	$972,417,784	—	$—
Shares reacquired
Class A	(10,409,849)	$(304,699,918)	(9,732,908)	$(265,460,535)
Class B	(117,216)	(2,613,539)	(153,343)	(3,203,834)
Class C	(988,035)	(21,197,437)	(975,987)	(20,070,380)
Class I	(58,528,456)	(1,876,756,553)	(31,069,082)	(893,750,044)
Class R1	(32,445)	(719,690)	(57,727)	(1,215,094)
Class R2	(329,714)	(8,878,958)	(254,079)	(6,297,629)
Class R3	(5,535,456)	(161,380,185)	(5,122,335)	(138,185,859)
Class R4	(2,759,437)	(84,958,218)	(2,788,424)	(77,243,647)
Class R6	(60,799,594)	(1,991,082,929)	(53,927,483)	(1,609,819,742)
	(139,500,202)	$(4,452,287,427)	(104,081,368)	$(3,015,246,764)
Net change
Class A	60,568	$3,693,606	(2,723,163)	$(73,605,190)
Class B	(89,335)	(1,983,157)	(152,685)	(3,190,885)
Class C	(370,803)	(7,848,374)	(559,645)	(11,567,542)
Class I	(11,543,722)	(357,157,350)	(1,807,387)	(19,662,140)
Class R1	6,518	156,592	(34,520)	(717,891)
Class R2	(103,701)	(2,888,381)	(55,764)	(1,293,082)
Class R3	325,922	11,238,792	(1,852,899)	(49,208,882)
Class R4	158,619	6,537,654	(1,282,044)	(33,365,496)
Class R6	1,113,666	(14,408,500)	(15,046,033)	(462,059,957)
	(10,442,268)	$(362,659,118)	(23,514,140)	$(654,671,065)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 4%, 3%,  and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
20

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2025, the fund’s commitment fee and interest expense were $70,637 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended August 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$422,311,132	$2,064,244,081	$2,345,109,981	$(440)	$(85,903)	$141,358,889

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,664,432	$—
(8) Redemptions In-Kind
On November 15, 2024, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $42,994,855. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $20,621,058 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
On February 12, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $39,063,067. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $18,918,822 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
(9) Subsequent Event
On September 26, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $37,552,329. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $16,757,493 for the fund.
21

MFS Mid Cap Growth Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS Mid Cap Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Growth Fund (the “Fund”), including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Mid Cap Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $1,280,128,000 as capital gain dividends paid during the fiscal year.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Mid Cap Growth Fund
Board Review of Investment Advisory Agreement
MFS Mid Cap Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Mid Cap Growth Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2025

*  Print name and title of each signing officer under his or her signature.